Schedule of Investments (unaudited) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Oil & Gas — 0.0%
Denbury Resources Inc., 6.38%, 12/31/24(a)	$177	$107,577

Total Convertible Bonds — 0.0% (Cost: $125,542)		107,577

Corporate Bonds & Notes

Advertising — 0.4%
Acosta Inc., 7.75%, 10/01/22 (Call 09/03/19)(a)(b)	250	40,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 09/03/19)	1,361	1,382,708
5.38%, 01/15/24 (Call 09/03/19)	560	575,400
5.75%, 02/01/26 (Call 02/01/21)	989	1,043,098
MDC Partners Inc., 6.50%, 05/01/24 (Call 09/03/19)(a)	1,133	1,022,532
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	25	24,000
6.00%, 04/15/22 (Call 09/03/19)(b)	550	554,125
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (Call 08/15/22)(a)	795	806,925
5.63%, 02/15/24 (Call 09/03/19)(b)	250	256,875
5.88%, 03/15/25 (Call 09/15/19)(b)	542	557,377

		6,263,040

Aerospace & Defense — 2.2%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	1,667	1,777,506
5.40%, 04/15/21 (Call 01/15/21)	1,500	1,554,442
5.87%, 02/23/22	500	534,850
5.90%, 02/01/27(b)	815	896,500
5.95%, 02/01/37(b)	726	775,095
6.15%, 08/15/20	850	877,540
6.75%, 01/15/28	400	442,000
BBA U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	520	544,700
Bombardier Inc.
5.75%, 03/15/22(a)	721	736,321
6.00%, 10/15/22 (Call 09/03/19)(a)	1,640	1,637,950
6.13%, 01/15/23(a)	1,194	1,211,910
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	1,332	1,373,225
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	2,221	2,258,479
7.88%, 04/15/27 (Call 04/15/22)(a)	2,401	2,431,013
8.75%, 12/01/21(a)	1,322	1,440,980
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)	50	53,440
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	250	253,750
TransDigm Inc.
6.00%, 07/15/22 (Call 09/03/19)	1,518	1,533,635
6.25%, 03/15/26 (Call 03/15/22)(a)	4,484	4,702,595
6.38%, 06/15/26 (Call 06/15/21)	1,016	1,034,745
6.50%, 07/15/24 (Call 09/03/19)	1,477	1,517,618
6.50%, 05/15/25 (Call 05/15/20)	921	948,630
7.50%, 03/15/27 (Call 03/15/22)(a)	610	643,550
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)	905	923,100
Triumph Group Inc.
4.88%, 04/01/21 (Call 09/03/19)	540	534,600
5.25%, 06/01/22 (Call 09/03/19)	400	396,000
7.75%, 08/15/25 (Call 08/15/20)(b)	600	601,500

		31,635,674

Security	Par (000)	Value

Agriculture — 0.2%
Aragvi Finance International DAC, 12.00%, 04/09/24(a)	$250	$257,031
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)(b)	215	210,163
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	740	771,450
Pyxus International Inc.
8.50%, 04/15/21 (Call 09/03/19)(a)	167	170,131
9.88%, 07/15/21 (Call 09/03/19)	884	742,560
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)(a)	1,195	1,132,346
10.50%, 11/01/26 (Call 11/01/21)(a)	285	272,531

		3,556,212

Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)	170	182,260
American Airlines Group Inc., 5.00%, 06/01/22(a)	715	735,628
United Airlines Holdings Inc.
4.25%, 10/01/22	175	179,375
4.88%, 01/15/25	575	600,875
5.00%, 02/01/24	250	261,875
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(a)(b)	375	385,781

		2,345,794

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	1,117	1,159,122
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	1,138	1,189,210
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)(b)	350	363,125
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	823	795,758
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(a)	781	820,050
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 09/01/21)(a)(b)	100	100,000

		4,427,265

Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	516	516,645
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	1,308	1,328,863
5.88%, 06/01/29 (Call 06/01/24)(a)	642	682,125
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 09/02/19)(a)(b)	200	185,040
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(a)	1,037	1,082,369
Fiat Chrysler Automobiles NV
4.50%, 04/15/20(b)	500	505,000
5.25%, 04/15/23(b)	1,916	2,011,800
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	612	486,956
5.63%, 02/01/23 (Call 09/03/19)(a)(b)	300	294,000
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(a)	487	496,740
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	1,418	1,455,222
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	2,223	1,953,461
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)(b)	275	267,438

		11,265,659

Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	1,159	886,635
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	820	832,300

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)	$1,050	$1,052,625
6.25%, 03/15/26 (Call 03/15/21)	530	528,013
6.50%, 04/01/27 (Call 04/01/22)(b)	471	471,000
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(a)	526	477,345
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)(a)	725	734,062
6.50%, 06/01/26 (Call 06/01/21)(a)(b)	405	422,213
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(b)	538	540,690
Delphi Technologies PLC, 5.00%, 10/01/25(a)(b)	1,061	931,027
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	956	906,670
5.00%, 05/31/26 (Call 05/31/21)(b)	960	957,744
5.13%, 11/15/23 (Call 09/03/19)(b)	1,786	1,808,325
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(c)	680	657,900
Meritor Inc., 6.25%, 02/15/24 (Call 09/03/19)(b)	1,068	1,100,040
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	1,343	1,389,602
8.50%, 05/15/27 (Call 05/15/22)(a)	2,260	2,296,725
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	661	512,275
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	527	459,808
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	300	300,000

		17,264,999

Banks — 1.7%
Barclays Bank PLC, 6.28%, (Call 12/15/34)(b)(d)(e)	600	629,250
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	518	527,117
4.75%, 02/16/24 (Call 11/16/23)	788	836,265
5.00%, 08/15/22	1,025	1,086,500
5.00%, 08/01/23	990	1,060,537
5.25%, 03/07/25 (Call 12/07/24)(b)	728	798,070
6.13%, 03/09/28	445	512,863
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(b)(e)	1,400	1,299,052
4.50%, 04/01/25(b)	1,752	1,668,572
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(e)	1,288	1,167,366
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	1,000	1,357,500
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	498	433,260
8.25%, 04/15/25 (Call 04/15/21)(a)	945	824,512
10.75%, 04/01/24 (Call 04/01/21)(a)	200	187,000
Goldman Sachs Capital I, 6.35%, 02/15/34	1,300	1,646,435
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	2,080	2,106,226
5.71%, 01/15/26(a)	1,968	2,028,393
Lloyds Bank PLC, 12.00%, (Call 12/16/24)(a)(b)(d)(e)	350	426,553
Lloyds Banking Group PLC, 6.41%, (Call 10/01/35)(a)(b)(d)(e)	500	523,750
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	200	215,000
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 06/15/20)(a)(b)	125	120,625
RBS Capital Trust II, 6.43%, (Call 01/03/34)(d)(e)	425	551,437
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(d)(e)	900	1,188,000
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(d)(e)	800	905,000

Security	Par (000)	Value

Banks (continued)
Synovus Financial Corp.
5.75%, 12/15/25 (Call 12/15/20)(e)	$96	$98,400
5.90%, 02/07/29 (Call 02/07/24)(e)	375	393,518
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(e)	1,080	1,086,750
7.30%, 04/02/34 (Call 04/02/29)(a)(e)	890	990,573

		24,668,524

Beverages — 0.1%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	1,016	1,041,400

Building Materials — 1.2%
American Woodmark Corp., 4.88%, 03/15/26 (Call 03/15/21)(a)(b)	500	495,000
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/19)(a)	250	255,070
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/03/19)(a)(b)	100	102,500
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)(a)	849	878,715
6.75%, 06/01/27 (Call 06/01/22)(a)	511	537,828
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)(b)	832	811,200
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 09/03/19)(a)(b)	370	370,000
Griffon Corp., 5.25%, 03/01/22 (Call 09/03/19)	925	921,531
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)(a)	200	204,500
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	400	402,120
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)(b)	250	245,938
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	450	440,438
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)(b)	206	210,120
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(a)	575	589,829
5.63%, 03/15/23 (Call 08/10/19)(a)	1,220	1,252,940
5.75%, 09/15/26 (Call 09/15/21)(a)(b)	345	359,663
Norbord Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)	410	414,100
6.25%, 04/15/23 (Call 01/15/23)(a)(b)	200	212,000
Northwest Hardwoods Inc., 7.50%, 08/01/21 (Call 09/03/19)(a)	50	30,250
Omnimax International Inc., 12.00%, 08/15/20 (Call 08/16/19)(a)	50	50,250
PGT Escrow Issuer Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)(b)	150	161,813
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	1,060	1,047,725
5.00%, 02/15/27 (Call 02/15/22)(a)	685	696,987
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	1,504	1,541,585
5.50%, 02/15/23 (Call 09/03/19)(a)	666	681,817
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	1,516	1,593,695
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(a)(b)	140	141,400
6.13%, 07/15/23 (Call 08/16/19)	901	912,262
6.50%, 03/15/27 (Call 03/15/22)(a)	520	549,900
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 09/03/19)	860	894,400

		17,005,576

Chemicals — 2.3%
Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 02/01/20)(a)(b)	600	592,500

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(b)	$1,090	$1,132,455
6.88%, 05/15/43 (Call 02/15/43)(b)	493	536,138
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/15/19)(a)(b)	578	595,340
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	550	605,000
10.00%, 10/15/25 (Call 10/15/20)	749	843,561
CF Industries Inc.
3.45%, 06/01/23	943	952,430
4.95%, 06/01/43(b)	800	731,000
5.15%, 03/15/34(b)	906	894,675
5.38%, 03/15/44(b)	850	799,000
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	686	603,680
6.63%, 05/15/23 (Call 09/03/19)(b)	945	949,139
7.00%, 05/15/25 (Call 05/15/20)(b)	914	896,513
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)	465	428,963
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/16/19)(a)	955	993,200
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)(b)	1,085	1,103,987
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)(b)	558	571,950
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	200	186,000
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	530	524,700
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 09/03/19)(a)(b)	557	555,608
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(a)	467	454,158
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 09/03/19)(a)(b)	157	162,888
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	550	558,250
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	500	478,750
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	1,225	1,261,995
5.00%, 05/01/25 (Call 01/31/25)(a)	668	688,040
5.25%, 08/01/23 (Call 09/03/19)(a)	600	610,500
5.25%, 06/01/27 (Call 03/03/27)(a)	1,205	1,256,538
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)(b)	470	444,150
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	724	752,960
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	812	789,426
5.13%, 09/15/27 (Call 03/15/22)	628	631,421
5.63%, 08/01/29 (Call 08/01/24)	675	692,719
PolyOne Corp., 5.25%, 03/15/23(b)	661	702,312
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)(a)(b)	451	457,765
6.75%, 11/15/22 (Call 09/03/19)(a)(b)	1,018	1,052,357
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)(b)	705	667,987
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 09/03/19)(a)(b)	641	512,800
SPCM SA, 4.88%, 09/15/25 (Call 09/15/20)(a)(b)	636	643,759
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, 10/01/26 (Call 10/01/21)(a)	844	835,560

Security	Par (000)	Value

Chemicals (continued)
TPC Group Inc.
8.75%, 12/15/20 (Call 08/12/19)(a)	$725	$726,087
10.50%, 08/01/24 (Call 08/01/21)(a)	355	374,663
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	661	625,471
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	330	310,613
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	881	843,646
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	452	455,390
5.50%, 07/15/24 (Call 09/03/19)	435	449,138
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/20)(a)(b)	485	428,013
WR Grace & Co.-Conn
5.13%, 10/01/21(a)	919	952,314
5.63%, 10/01/24(a)	400	432,000

		33,747,509

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(a)	385	395,587
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(a)	403	427,180
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(a)	425	155,125
Murray Energy Corp., 11.25%, 04/15/21 (Call 09/03/19)(a)	50	13,500
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	200	200,875
Peabody Energy Corp.
6.00%, 03/31/22 (Call 09/03/19)(a)	692	705,840
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	659	678,770
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	943	934,702
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	494	516,218

		4,027,797

Commercial Services — 3.6%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(a)(b)	418	411,730
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 09/03/19)(a)	772	667,780
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(a)	652	668,300
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(a)(b)	657	486,180
APX Group Inc.
7.63%, 09/01/23 (Call 09/03/19)(b)	400	312,880
7.88%, 12/01/22 (Call 09/03/19)	1,269	1,202,377
8.75%, 12/01/20 (Call 09/03/19)	401	380,950
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	307	261,702
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/20)(a)	350	353,500
5.50%, 04/01/23 (Call 09/03/19)	200	203,800
5.75%, 07/15/27 (Call 06/15/22)(a)	500	505,000
6.38%, 04/01/24 (Call 09/03/19)(a)(b)	550	574,750
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)(b)	802	816,035
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	90	92,700
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(a)	200	198,250
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)(b)	440	451,000
Cielo USA Inc., 3.75%, 11/16/22(a)	475	471,390

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)	$475	$476,188
Emeco Pty Ltd., 9.25%, 03/31/22 (Call 03/31/20)(a)	200	211,000
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(a)(b)	300	286,500
Garda World Security Corp., 8.75%, 05/15/25 (Call 05/15/20)(a)(b)	832	850,720
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(a)(b)	1,021	1,050,354
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(a)	600	612,750
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)(b)	350	372,820
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)	713	734,390
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	1,430	1,431,787
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)	1,024	1,006,080
5.88%, 10/15/20 (Call 08/11/19)	200	200,060
6.25%, 10/15/22 (Call 09/03/19)	632	638,383
7.13%, 08/01/26 (Call 08/01/22)(a)	275	280,858
7.38%, 01/15/21 (Call 08/11/19)	315	315,252
7.63%, 06/01/22 (Call 09/03/19)(a)	1,626	1,685,544
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 09/03/19)(a)	1,325	1,373,031
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(a)	1,260	1,370,250
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(a)(b)	625	476,563
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)	188	184,240
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/16/19)(a)	516	492,780
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	770	743,050
5.50%, 10/01/21 (Call 09/03/19)(a)	450	450,428
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 09/03/19)	200	200,475
5.00%, 04/15/22 (Call 09/03/19)(a)(b)	2,729	2,724,770
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	945	963,919
5.75%, 04/15/26(a)(b)	955	995,587
9.25%, 05/15/23 (Call 09/03/19)(a)	1,062	1,115,764
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	1,650	1,773,750
8.25%, 11/15/26 (Call 11/15/21)(a)	1,785	1,975,102
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 08/15/19)	50	50,000
6.63%, 11/15/20 (Call 08/15/19)	50	50,045
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	488	507,520
RR Donnelley & Sons Co.
6.00%, 04/01/24(b)	20	19,825
6.50%, 11/15/23(b)	500	496,250
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	723	741,075
5.13%, 06/01/29 (Call 06/01/24)	750	790,547
5.38%, 05/15/24 (Call 09/03/19)	1,176	1,206,952
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	1,014	1,049,196
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 09/03/19)(a)(b)(c)	350	348,250

Security	Par (000)	Value

Commercial Services (continued)
Sotheby’s, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	$409	$425,360
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(a)(b)	1,069	871,235
Tms International Holding Corp., 7.25%, 08/15/25 (Call 08/15/20)(a)	356	341,760
United Rentals North America Inc.
4.63%, 07/15/23 (Call 09/03/19)(b)	1,034	1,056,975
4.63%, 10/15/25 (Call 10/15/20)	956	970,340
4.88%, 01/15/28 (Call 01/15/23)(b)	1,995	2,034,681
5.25%, 01/15/30 (Call 01/15/25)(b)	1,095	1,120,108
5.50%, 07/15/25 (Call 07/15/20)	945	982,800
5.50%, 05/15/27 (Call 05/15/22)	1,077	1,132,196
5.88%, 09/15/26 (Call 09/15/21)	1,165	1,239,269
6.50%, 12/15/26 (Call 12/15/21)(b)	1,225	1,331,820
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	1,386	1,477,518
Weight Watchers International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	412	400,126
WEX Inc., 4.75%, 02/01/23 (Call 09/03/19)(a)	260	261,300

		51,955,867

Computers — 1.4%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	1,715	1,526,350
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)(b)	200	205,260
Dell Inc.
4.63%, 04/01/21	700	719,250
5.40%, 09/10/40	325	315,328
6.50%, 04/15/38	607	634,315
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 08/16/19)(a)	1,746	1,776,177
7.13%, 06/15/24 (Call 08/16/19)(a)(b)	1,726	1,825,251
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 09/03/19)	520	508,950
EMC Corp.
2.65%, 06/01/20	1,000	994,492
3.38%, 06/01/23 (Call 03/01/23)	1,392	1,373,927
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	300	315,750
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	1,227	1,003,318
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 09/03/19)(a)	1,157	977,665
9.25%, 03/01/21 (Call 09/03/19)(a)(b)	458	438,535
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(a)	400	411,000
NCR Corp.
4.63%, 02/15/21 (Call 09/03/19)	600	600,750
5.00%, 07/15/22 (Call 09/03/19)	919	922,171
5.88%, 12/15/21 (Call 09/03/19)	150	151,080
6.38%, 12/15/23 (Call 09/03/19)(b)	1,410	1,448,098
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 06/01/25 (Call 06/01/20)(a)	150	154,687
6.75%, 06/01/25 (Call 06/01/20)(a)(b)	943	972,469
Unisys Corp., 10.75%, 04/15/22 (Call 04/15/20)(a)(b)	300	329,625
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	2,844	2,812,005

		20,416,453

Cosmetics & Personal Care — 0.4%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 09/02/19)(a)	250	254,688
Avon International Operations Inc., 7.88%, 08/15/22 (Call 09/03/19)(a)	928	965,584
Avon Products Inc., 7.00%, 03/15/23	568	571,692

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	$720	$693,000
Edgewell Personal Care Co.
4.70%, 05/19/21	850	862,920
4.70%, 05/24/22(b)	345	351,037
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 09/03/19)(a)	870	868,912
5.00%, 07/01/25 (Call 07/01/20)(a)	300	304,500
High Ridge Brands Co., 8.88%, 03/15/25 (Call 03/15/20)(a)	6	240
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 09/03/19)(b)	200	186,000
6.25%, 08/01/24 (Call 09/03/19)	125	85,000

		5,143,573

Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(a)(b)	805	854,306
Anixter Inc.
5.13%, 10/01/21	410	426,400
5.50%, 03/01/23(b)	525	560,438
6.00%, 12/01/25 (Call 09/01/25)	250	272,500
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)(b)	696	716,880
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(b)	1,209	1,242,247
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)	839	883,845
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	525	548,953
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)(b)	1,241	1,278,230
LKQ Corp., 4.75%, 05/15/23 (Call 09/03/19)(b)	475	482,838
Performance Food Group Inc., 5.50%, 06/01/24 (Call 08/12/19)(a)	150	152,250
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)	381	402,431
Univar USA Inc., 6.75%, 07/15/23 (Call 08/12/19)(a)	420	426,300

		8,247,618

Diversified Financial Services — 3.7%
AG Merger Sub II Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	70	67,298
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	1,240	1,295,800
9.75%, 07/15/27 (Call 07/15/22)(a)	1,225	1,278,594
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	840	867,300
4.13%, 02/13/22(b)	1,047	1,078,096
4.25%, 04/15/21(b)	1,026	1,042,180
4.63%, 05/19/22	509	527,314
4.63%, 03/30/25	961	1,025,579
5.13%, 09/30/24	1,119	1,225,305
5.75%, 11/20/25 (Call 10/21/25)(b)	1,373	1,532,611
7.50%, 09/15/20	350	366,625
8.00%, 11/01/31(b)	2,605	3,478,072
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)	375	370,313
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 03/15/22)(a)	415	447,702
7.38%, 03/15/23 (Call 09/03/19)	25	26,000
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	856	755,420
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)(a)	250	241,250
8.50%, 09/15/25 (Call 09/15/21)(a)	535	514,938

Security	Par (000)	Value

Diversified Financial Services (continued)
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	$350	$360,500
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(c)	2,050	2,040,980
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)	759	791,257
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 06/03/26 (Call 06/01/22)(a)	500	509,125
7.25%, 08/15/24 (Call 08/15/20)(a)	400	395,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	598	612,950
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	398	407,950
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	1,040	1,079,000
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)	1,092	1,134,315
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	909	952,177
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 09/03/19)	630	628,186
Navient Corp.
5.00%, 10/26/20	659	672,592
5.50%, 01/25/23	876	906,397
5.63%, 08/01/33	498	415,830
5.88%, 03/25/21	915	949,788
5.88%, 10/25/24(b)	805	825,125
6.13%, 03/25/24(b)	945	993,535
6.50%, 06/15/22	1,345	1,432,021
6.63%, 07/26/21	1,041	1,104,314
6.75%, 06/25/25(b)	715	747,175
6.75%, 06/15/26	720	749,700
7.25%, 01/25/22	914	993,975
7.25%, 09/25/23(b)	785	856,631
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(a)	890	894,450
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 09/03/19)(a)	466	409,498
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/19)(a)	50	51,500
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	1,260	1,275,750
5.75%, 05/01/25 (Call 05/01/20)(a)	1,587	1,638,768
Springleaf Finance Corp.
5.63%, 03/15/23	1,152	1,232,640
6.13%, 05/15/22(b)	1,236	1,325,610
6.13%, 03/15/24 (Call 09/15/23)	1,525	1,652,242
6.63%, 01/15/28 (Call 07/15/27)	688	744,760
6.88%, 03/15/25(b)	1,406	1,572,723
7.13%, 03/15/26	2,230	2,504,569
7.75%, 10/01/21	1,000	1,092,600
8.25%, 12/15/20	1,093	1,165,750
8.25%, 10/01/23	175	203,000
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)	580	529,250
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 09/03/19)(a)	551	567,530
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 09/03/19)(a)	643	663,898

		53,223,458

Electric — 2.1%
AES Corp./VA
4.00%, 03/15/21	626	635,390
4.50%, 03/15/23 (Call 03/15/20)(b)	680	697,000

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.88%, 05/15/23 (Call 09/03/19)	$300	$303,756
5.13%, 09/01/27 (Call 09/01/22)	616	652,098
5.50%, 04/15/25 (Call 04/15/20)	679	704,463
6.00%, 05/15/26 (Call 05/15/21)(b)	761	810,693
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)	1,469	1,483,719
5.38%, 01/15/23 (Call 09/03/19)	1,424	1,419,514
5.50%, 02/01/24 (Call 09/03/19)(b)	916	916,000
5.75%, 01/15/25 (Call 10/15/19)(b)	1,760	1,750,672
5.88%, 01/15/24 (Call 09/03/19)(a)	165	168,713
6.00%, 01/15/22 (Call 09/03/19)(a)	528	531,960
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 09/03/19)	777	797,396
5.75%, 10/15/25 (Call 10/15/21)(a)	899	932,443
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(b)	91	97,484
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)(b)	600	624,000
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)	1,350	1,468,125
InterGen NV, 7.00%, 06/30/23 (Call 09/02/19)(a)	400	364,000
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	495	501,806
4.25%, 09/15/24 (Call 07/15/24)(a)	641	647,410
4.50%, 09/15/27 (Call 06/15/27)(a)	785	788,697
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	580	611,900
5.75%, 01/15/28 (Call 01/15/23)	1,130	1,203,450
6.63%, 01/15/27 (Call 07/15/21)	1,756	1,872,230
7.25%, 05/15/26 (Call 05/15/21)(b)	1,469	1,585,962
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	789	635,145
6.63%, 01/15/28 (Call 01/15/23)(a)	350	335,563
7.25%, 05/15/27 (Call 05/15/22)(a)	560	552,787
10.50%, 01/15/26 (Call 01/15/22)(a)	825	775,500
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)(b)	300	304,500
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	450	461,373
6.50%, 03/15/40	350	353,207
Vistra Energy Corp.
5.88%, 06/01/23 (Call 09/03/19)	475	485,688
7.63%, 11/01/24 (Call 11/01/19)	407	426,841
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	1,490	1,525,387
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	1,254	1,313,565
5.63%, 02/15/27 (Call 02/15/22)(a)	1,668	1,759,740

		30,498,177

Electrical Components & Equipment — 0.3%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	820	832,556
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	610	635,925
7.75%, 01/15/27 (Call 01/15/22)(a)	832	903,311
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(a)	25	25,500
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 09/03/19)(b)	618	621,862
5.38%, 06/15/24 (Call 09/03/19)(b)	600	619,500

		3,638,654

Security	Par (000)	Value

Electronics — 0.5%
ADT Security Corp. (The)
3.50%, 07/15/22	$1,105	$1,098,094
4.13%, 06/15/23(b)	777	780,885
4.88%, 07/15/32(a)(b)	898	781,260
6.25%, 10/15/21(b)	1,164	1,236,785
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)(b)	769	791,300
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(a)(b)	300	306,375
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	557	579,113
5.00%, 10/01/25(a)(b)	996	1,048,270
5.63%, 11/01/24(a)(b)	487	524,742
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)(b)	520	507,000

		7,653,824

Energy – Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.,
8.50%, 11/01/21 (Call 09/03/19)	550	567,188
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	838	838,813
5.00%, 01/31/28 (Call 07/31/27)(a)	872	882,900
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	581	621,470

		2,910,371

Engineering & Construction — 0.4%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(b)	1,226	1,284,235
5.88%, 10/15/24 (Call 07/15/24)	986	1,064,880
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	1,243	1,087,625
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)(b)	315	335,475
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)(b)	200	213,440
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)(b)	375	383,812
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	350	358,313
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(a)	688	675,100
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/15/20)(b)	100	99,250

		5,502,130

Entertainment — 2.2%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	878	829,427
5.88%, 11/15/26 (Call 11/15/21)(b)	771	699,682
6.13%, 05/15/27 (Call 05/15/22)(b)	440	394,900
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)(b)	625	681,250
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	2,153	2,148,263
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	580	600,300
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 09/03/19)(b)	250	256,875
5.38%, 04/15/27 (Call 04/15/22)(b)	642	677,310
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	710	710,887
5.50%, 04/01/27 (Call 04/01/22)(a)	705	738,708
Cinemark USA Inc.
4.88%, 06/01/23 (Call 09/03/19)	1,394	1,411,592
5.13%, 12/15/22 (Call 09/03/19)	605	613,966
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	684	721,983

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 09/02/19)(a)	$400	$398,147
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/20)(a)	50	52,875
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	1,244	1,310,865
6.00%, 09/15/26 (Call 09/15/21)	700	755,734
7.00%, 08/01/23 (Call 09/03/19)(b)	200	209,000
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	475	528,437
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)	515	529,162
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	1,884	1,982,910
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	980	1,063,300
6.50%, 02/15/25 (Call 08/15/24)(a)	1,184	1,296,480
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(a)	230	244,375
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)(a)(b)	385	401,363
6.38%, 02/01/24 (Call 02/01/21)(a)	441	465,255
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)(a)(b)	820	844,600
5.38%, 06/15/22 (Call 09/03/19)(a)	315	318,938
5.63%, 03/15/26 (Call 03/15/21)(a)	205	217,044
Merlin Entertainments PLC, 5.75%, 06/15/26 (Call 03/17/26)(a)	400	418,000
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/19)(a)(b)	666	647,685
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)(b)	425	431,588
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 08/15/19)(a)	678	688,170
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	1,595	1,630,887
6.63%, 05/15/21 (Call 09/03/19)	170	172,125
8.25%, 03/15/26 (Call 03/15/22)(a)	1,331	1,424,543
10.00%, 12/01/22 (Call 09/03/19)	876	913,248
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 09/03/19)(a)	1,420	1,451,950
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	578	608,345
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	1,300	1,369,875
Twin River Worldwide Holdings Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	400	417,000
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)(a)	50	51,375
5.00%, 08/01/23 (Call 09/03/19)(a)(b)	200	203,500
5.50%, 04/15/26 (Call 04/15/21)(a)(b)	205	212,175

		31,744,094

Environmental Control — 0.5%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/15/19)(a)	925	970,972
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)	650	668,688
5.13%, 07/15/29 (Call 07/15/24)(a)	360	379,458
Covanta Holding Corp.
5.88%, 03/01/24 (Call 09/03/19)(b)	450	462,375
5.88%, 07/01/25 (Call 07/01/20)	695	722,800
6.00%, 01/01/27 (Call 01/01/22)	434	448,105

Security	Par (000)	Value

Environmental Control (continued)
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)(b)	$600	$608,250
5.63%, 05/01/22 (Call 09/03/19)(a)(b)	180	181,350
7.00%, 06/01/26 (Call 06/01/21)(a)	365	376,863
8.50%, 05/01/27 (Call 05/01/22)(a)	750	821,250
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	800	835,472
Tervita Corp., 7.63%, 12/01/21 (Call 09/03/19)(a)(b)	505	515,100
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	657	671,782

		7,662,465

Food — 1.9%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	1,492	1,521,840
6.63%, 06/15/24 (Call 09/03/19)	1,616	1,684,680
7.50%, 03/15/26 (Call 03/15/22)(a)	713	785,637
B&G Foods Inc.
4.63%, 06/01/21 (Call 09/03/19)	1,125	1,126,406
5.25%, 04/01/25 (Call 04/01/20)(b)	1,181	1,175,095
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 09/03/19)(a)(b)	400	400,000
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/20)(a)(b)	696	649,020
Dean Foods Co., 6.50%, 03/15/23 (Call 09/03/19)(a)(b)	718	398,490
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(a)	315	309,566
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)(b)	400	348,000
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 09/03/19)(a)	968	595,320
Ingles Markets Inc., 5.75%, 06/15/23 (Call 09/03/19)(b)	890	907,800
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	1,036	1,077,202
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	1,187	1,231,512
Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	454	374,550
New Albertsons LP
7.45%, 08/01/29	525	523,688
8.00%, 05/01/31	300	303,000
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	1,562	1,612,765
5.88%, 09/30/27 (Call 09/30/22)(a)	1,051	1,103,550
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	2,081	2,125,221
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	1,284	1,335,360
5.50%, 12/15/29 (Call 12/15/24)(a)	573	579,446
5.63%, 01/15/28 (Call 12/01/22)(a)	1,100	1,131,625
5.75%, 03/01/27 (Call 03/01/22)(a)	1,535	1,590,644
Safeway Inc., 7.25%, 02/01/31(b)	200	200,000
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)(b)	648	601,020
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)(b)	760	695,400
7.75%, 01/15/24 (Call 01/15/21)(a)	125	134,375
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 09/03/19)(a)	842	871,470
U.S. Foods Inc., 5.88%, 06/15/24 (Call 09/03/19)(a)(b)	1,237	1,267,925

		26,660,607

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	769	789,186
5.00%, 04/01/25 (Call 04/01/20)(a)	765	787,797

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service (continued)
5.00%, 02/01/28 (Call 02/01/23)(a)	$1,375	$1,433,438
5.13%, 01/15/24 (Call 09/03/19)(b)	1,064	1,091,004

		4,101,425

Forest Products & Paper — 0.2%
Cascades Inc.
5.50%, 07/15/22 (Call 09/03/19)(a)	450	454,500
5.75%, 07/15/23 (Call 09/03/19)(a)(b)	26	26,365
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 09/03/19)(b)	275	270,188
5.38%, 02/01/25(a)	441	408,586
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)	500	480,000
6.50%, 02/01/24 (Call 02/01/20)	350	353,500
7.38%, 01/15/25 (Call 01/15/21)	275	284,570
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 09/03/19)(b)	500	502,500
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)	404	413,090
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	125	147,500

		3,340,799

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	938	984,900
5.63%, 05/20/24 (Call 03/20/24)(b)	904	959,370
5.75%, 05/20/27 (Call 02/20/27)	565	593,250
5.88%, 08/20/26 (Call 05/20/26)	831	880,860
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	285	288,562

		3,706,942

Hand & Machine Tools — 0.2%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 09/03/19)(a)(b)	437	388,930
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	1,201	1,271,934
6.38%, 02/15/26 (Call 02/15/22)(a)	287	307,182
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/20)(a)(b)	351	280,800

		2,248,846

Health Care – Products — 0.8%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	1,806	1,932,438
9.00%, 10/01/25 (Call 10/01/20)(a)	2,617	2,899,976
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)(a)(b)	325	335,969
5.75%, 09/01/23 (Call 09/03/19)(a)	465	479,531
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	1,266	1,271,368
4.63%, 02/01/28 (Call 02/01/23)(a)	400	410,000
Immucor Inc., 11.13%, 02/15/22 (Call 09/03/19)(a)(b)	289	294,419
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 08/16/19)(a)	639	653,071
12.50%, 11/01/21 (Call 09/03/19)(a)(b)	275	300,438
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 09/03/19)(a)(b)	1,613	1,572,675
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 09/03/19)(a)(b)	425	431,375

Security	Par (000)	Value

Health Care – Products (continued)
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)(b)	$581	$603,310
4.88%, 06/01/26 (Call 06/01/21)	350	364,000
5.25%, 06/15/24 (Call 08/16/19)(b)	460	471,500

		12,020,070

Health Care – Services — 6.0%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 09/03/19)	984	991,734
6.50%, 03/01/24 (Call 09/03/19)	335	343,375
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)(b)	613	660,508
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 09/03/19)(a)(b)	507	456,300
ASP AMC Merger Sub Inc., 8.00%, 05/15/25 (Call 05/15/20)(a)(b)	335	227,800
BCPE Cycle Merger Sub II Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)	638	630,153
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/20)(a)(b)	529	539,580
5.00%, 07/15/27 (Call 07/15/22)(a)	560	575,400
Centene Corp.
4.75%, 05/15/22 (Call 09/03/19)	1,025	1,037,105
4.75%, 01/15/25 (Call 01/15/20)	1,623	1,669,661
5.38%, 06/01/26 (Call 06/01/21)(a)	2,281	2,409,306
5.63%, 02/15/21 (Call 09/03/19)	1,095	1,110,582
6.13%, 02/15/24 (Call 09/03/19)	1,320	1,382,700
Charles River Laboratories International Inc., 5.50%, 04/01/26 (Call 04/01/21)(a)	669	707,468
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 09/03/19)	1,254	1,241,460
6.25%, 03/31/23 (Call 03/31/20)	3,910	3,743,825
6.88%, 02/01/22 (Call 09/03/19)	1,978	1,354,930
8.00%, 03/15/26 (Call 03/15/22)(a)	2,325	2,229,094
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	1,853	1,408,280
8.63%, 01/15/24 (Call 01/15/21)(a)	1,396	1,396,000
9.88%, 06/30/23 (Call 06/30/20)(a)(b)(f)	2,275	1,916,687
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	1,873	1,835,577
5.13%, 07/15/24 (Call 08/16/19)(b)	2,164	2,161,879
5.75%, 08/15/22 (Call 09/03/19)	600	606,300
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 09/03/19)(a)(b)(c)	815	821,113
Eagle Holding Co. II LLC (8.50% PIK), 7.75%, 05/15/22 (Call 09/03/19)(a)(c)	863	870,551
Encompass Health Corp.
5.75%, 11/01/24 (Call 09/03/19)	1,521	1,538,142
5.75%, 09/15/25 (Call 09/15/20)	325	338,000
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	1,497	1,036,672
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)	406	390,268
HCA Healthcare Inc., 6.25%, 02/15/21	820	859,245
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	450	499,338
5.38%, 02/01/25(b)	3,041	3,288,720
5.38%, 09/01/26 (Call 03/01/26)	1,132	1,225,390
5.63%, 09/01/28 (Call 03/01/28)	1,735	1,913,184
5.88%, 05/01/23	1,388	1,519,860
5.88%, 02/15/26 (Call 08/15/25)	2,083	2,317,337
5.88%, 02/01/29 (Call 08/01/28)	1,515	1,691,119

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
7.50%, 02/15/22	$2,464	$2,728,141
7.50%, 11/06/33(b)	150	174,000
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(b)	250	250,000
MEDNAX Inc.
5.25%, 12/01/23 (Call 09/03/19)(a)(b)	1,021	1,019,234
6.25%, 01/15/27 (Call 01/15/22)(a)	1,259	1,247,691
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(a)(b)	396	401,940
5.38%, 11/15/22 (Call 08/15/22)	1,057	1,103,582
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 09/03/19)(a)(b)	1,951	1,892,392
One Call Corp., 10.00%, 10/01/24 (Call 08/16/19)(a)	407	378,510
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 08/12/19)(a)(b)(c)	1,677	1,551,225
Quorum Health Corp., 11.63%, 04/15/23 (Call 09/03/19)(b)	514	475,450
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 09/03/19)(a)	1,195	1,272,316
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	1,718	1,823,227
Select Medical Corp.
6.25%, 08/15/26 (Call 08/15/22)(a)	230	233,450
6.38%, 06/01/21 (Call 09/03/19)	275	275,344
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)(a)	441	391,388
10.00%, 04/15/27 (Call 04/15/22)(a)	555	548,063
Syneos Health Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., 7.50%, 10/01/24 (Call 10/01/19)(a)	434	452,445
Tenet Healthcare Corp.
4.38%, 10/01/21	848	863,900
4.50%, 04/01/21	1,102	1,124,040
4.63%, 07/15/24 (Call 07/15/20)	2,373	2,413,341
4.75%, 06/01/20(b)	300	303,750
5.13%, 05/01/25 (Call 05/01/20)	2,027	2,019,824
6.00%, 10/01/20	2,060	2,119,225
6.25%, 02/01/27 (Call 02/01/22)(a)	1,998	2,073,924
6.75%, 06/15/23(b)	2,259	2,318,299
6.88%, 11/15/31(b)	426	374,880
7.00%, 08/01/25 (Call 08/01/20)	325	324,188
8.13%, 04/01/22	3,199	3,418,931
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	1,563	1,621,941
5.38%, 08/15/26 (Call 08/15/21)(a)	987	1,043,881
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)(b)	982	900,985

		86,084,150

Holding Companies – Diversified — 0.7%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)	200	209,000
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	661	674,220
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 09/03/19)(b)	1,675	1,691,750
6.00%, 08/01/20 (Call 08/01/19)	550	550,000
6.25%, 02/01/22 (Call 09/03/19)	2,419	2,485,813
6.25%, 05/15/26 (Call 05/15/22)(a)	1,207	1,246,227
6.38%, 12/15/25 (Call 12/15/20)	1,021	1,066,945
6.75%, 02/01/24 (Call 02/01/20)(b)	1,169	1,221,605
Stena AB, 7.00%, 02/01/24(a)(b)	625	612,500

Security	Par (000)	Value

Holding Companies – Diversified (continued)
Stena International SA, 5.75%, 03/01/24(a)	$300	$297,000

		10,055,060

Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)(a)(b)	350	340,375
9.88%, 04/01/27 (Call 04/01/22)(a)	300	318,000
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	562	514,230
6.75%, 03/15/25 (Call 03/15/20)(b)	236	233,640
8.75%, 03/15/22 (Call 08/16/19)	768	795,510
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)(a)	350	354,375
6.50%, 12/15/20 (Call 09/03/19)(a)	325	325,000
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 09/03/19)(a)(b)	715	722,236
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)(b)	600	603,000
6.75%, 06/01/27 (Call 06/01/22)(a)	575	594,406
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 09/03/19)(a)	360	306,000
10.50%, 07/15/24 (Call 07/15/20)(a)	370	296,000
KB Home
6.88%, 06/15/27 (Call 12/15/26)	443	484,531
7.00%, 12/15/21 (Call 09/15/21)	110	118,250
7.50%, 09/15/22(b)	425	474,937
7.63%, 05/15/23 (Call 11/15/22)	270	301,050
8.00%, 03/15/20(b)	250	256,875
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	100	100,000
4.13%, 01/15/22 (Call 10/15/21)	801	818,021
4.50%, 04/30/24 (Call 01/31/24)(b)	936	976,248
4.75%, 04/01/21 (Call 02/01/21)	679	694,277
4.75%, 11/15/22 (Call 08/15/22)	850	879,852
4.75%, 05/30/25 (Call 02/28/25)	611	638,495
4.75%, 11/29/27 (Call 05/29/27)	1,299	1,363,950
4.88%, 12/15/23 (Call 09/15/23)	445	468,362
5.00%, 06/15/27 (Call 12/15/26)	250	263,438
5.25%, 06/01/26 (Call 12/01/25)	498	529,225
5.38%, 10/01/22(b)	200	213,250
5.88%, 11/15/24 (Call 05/15/24)	320	350,400
6.25%, 12/15/21 (Call 06/15/21)(b)	250	263,750
6.63%, 05/01/20	200	204,500
8.38%, 01/15/21	300	321,750
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	225	228,938
M/I Homes Inc.
5.63%, 08/01/25 (Call 08/01/20)	120	121,800
6.75%, 01/15/21 (Call 08/16/19)	30	30,225
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)(a)(b)	776	812,860
6.88%, 12/15/23 (Call 12/15/19)(a)	376	390,100
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)(b)	325	352,219
6.00%, 01/15/43 (Call 10/15/42)	500	492,500
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)(b)	275	285,313
6.00%, 06/01/25 (Call 03/01/25)	650	706,875
7.00%, 04/01/22(b)	190	207,575
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/19)	414	395,370

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	$500	$508,750
5.00%, 01/15/27 (Call 10/15/26)	924	972,510
5.50%, 03/01/26 (Call 12/01/25)	981	1,057,027
6.00%, 02/15/35	275	286,000
6.38%, 05/15/33(b)	175	187,250
7.88%, 06/15/32(b)	525	628,031
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 09/03/19)(a)	405	416,664
6.13%, 04/01/25 (Call 04/01/20)(a)	533	552,987
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	245	253,901
5.88%, 06/15/27 (Call 03/15/27)(a)	772	806,740
6.63%, 05/15/22 (Call 08/17/19)	625	646,562
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	270	281,475
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	275	288,750
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(b)	623	628,918
4.38%, 04/15/23 (Call 01/15/23)	650	671,125
4.88%, 11/15/25 (Call 08/15/25)(b)	319	335,748
4.88%, 03/15/27 (Call 12/15/26)	670	707,319
5.88%, 02/15/22 (Call 11/15/21)(b)	425	451,563
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	425	418,625
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	610	635,925
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	700	700,000
6.00%, 09/01/23 (Call 09/01/20)	205	206,538
6.63%, 07/15/27 (Call 07/15/22)(a)	350	348,250
7.00%, 08/15/22 (Call 09/03/19)	100	100,150
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(a)	490	513,275
7.88%, 12/15/22 (Call 12/15/19)(a)(b)	510	534,225

		32,286,016

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(b)	788	826,423
5.63%, 10/15/23 (Call 09/03/19)	423	434,675

		1,261,098

Household Products & Wares — 0.4%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/19)(a)(b)	375	384,376
Central Garden & Pet Co.
5.13%, 02/01/28 (Call 01/01/23)(b)	432	432,000
6.13%, 11/15/23 (Call 09/03/19)	606	628,725
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 09/03/19)(a)	1,081	932,362
Prestige Brands Inc.
5.38%, 12/15/21 (Call 09/03/19)(a)	700	703,500
6.38%, 03/01/24 (Call 09/03/19)(a)(b)	829	860,875
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	1,346	1,394,389
6.13%, 12/15/24 (Call 12/15/19)(b)	235	243,225
6.63%, 11/15/22 (Call 09/03/19)(b)	408	416,160

		5,995,612

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)(b)	100	93,000

Security	Par (000)	Value

Housewares (continued)
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/26 (Call 12/15/21)(b)	$100	$102,500
6.00%, 10/15/23 (Call 08/16/19)	323	334,305

		529,805

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	1,122	1,029,435
8.13%, 02/15/24 (Call 02/15/21)(a)	959	1,023,828
10.13%, 08/01/26 (Call 08/01/22)(a)	235	241,110
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 08/12/19)(a)(b)	1,005	1,027,612
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(b)	676	696,131
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	278	290,163
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)(b)	952	885,360
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)	450	482,625
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)(b)	762	758,190
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	687	717,915
Genworth Holdings Inc.
4.80%, 02/15/24(b)	545	501,400
4.90%, 08/15/23	446	414,780
6.50%, 06/15/34	293	262,235
7.20%, 02/15/21	575	587,937
7.63%, 09/24/21(b)	825	853,875
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	519	530,678
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	1,703	1,731,730
Liberty Mutual Group Inc., 7.80%, 03/15/37(a)(b)	800	1,008,000
MGIC Investment Corp., 5.75%, 08/15/23(b)	688	747,340
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	692	711,563
4.88%, 03/15/27 (Call 09/15/26)	549	550,372
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(a)	724	720,380

		15,772,659

Internet — 1.7%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	343	357,578
EIG Investors Corp., 10.88%, 02/01/24 (Call 09/03/19)(b)	316	330,615
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	414	432,630
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)	800	833,000
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	694	712,224
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(a)	675	707,906
5.63%, 02/15/29 (Call 02/15/24)(a)	483	515,603
6.38%, 06/01/24 (Call 09/03/19)	160	168,080
Netflix Inc.
4.38%, 11/15/26(b)	1,235	1,247,350
4.88%, 04/15/28	2,020	2,086,913
5.38%, 02/01/21	180	185,855
5.38%, 11/15/29(a)	1,060	1,115,650
5.50%, 02/15/22	1,192	1,263,162
5.75%, 03/01/24(b)	125	135,313
5.88%, 02/15/25	1,126	1,225,786
5.88%, 11/15/28	2,415	2,650,463
6.38%, 05/15/29(a)	881	986,456

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	$600	$605,530
4.20%, 09/15/20(b)	250	253,946
5.00%, 04/15/25 (Call 04/15/20)(a)	1,469	1,498,412
VeriSign Inc.
4.63%, 05/01/23 (Call 09/03/19)	1,043	1,055,015
4.75%, 07/15/27 (Call 07/15/22)	724	761,597
5.25%, 04/01/25 (Call 01/01/25)(b)	685	739,800
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	1,800	1,827,000
6.00%, 04/01/23 (Call 09/03/19)	1,850	1,900,875
6.38%, 05/15/25 (Call 05/15/20)(b)	1,295	1,327,569

		24,924,328

Iron & Steel — 1.0%
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	217	184,450
7.00%, 03/15/27 (Call 03/15/22)(b)	609	523,618
7.50%, 07/15/23 (Call 09/03/19)	652	666,263
7.63%, 10/01/21 (Call 09/03/19)	350	347,813
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	102,375
7.88%, 08/15/23 (Call 05/15/23)	747	804,892
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)	693	717,255
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)(b)	934	994,710
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)(b)	300	306,858
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	350	358,750
5.75%, 03/01/25 (Call 03/01/20)	1,300	1,320,150
5.88%, 06/01/27 (Call 06/01/22)(a)	826	830,130
6.25%, 10/01/40	250	225,000
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)(b)	400	410,000
5.38%, 07/15/27 (Call 07/15/22)(b)	310	311,550
5.75%, 04/15/26 (Call 04/15/21)	250	257,500
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	875	918,662
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)(b)	250	251,028
5.00%, 12/15/26 (Call 12/15/21)(b)	480	501,600
5.13%, 10/01/21 (Call 09/03/19)	912	914,280
5.25%, 04/15/23 (Call 09/03/19)	575	586,500
5.50%, 10/01/24 (Call 10/01/19)	1,184	1,222,137
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	1,023	933,487
6.65%, 06/01/37	144	122,579
6.88%, 08/15/25 (Call 08/15/20)(b)	1,071	1,041,547

		14,853,134

Leisure Time — 0.5%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 09/03/19)(a)(b)	738	735,233
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/19)(a)(b)	800	810,000
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	352	316,800
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 09/03/19)(a)	300	307,650
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 09/03/19)(a)	931	945,598

Security	Par (000)	Value

Leisure Time (continued)
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 09/03/19)(a)	$742	$761,678
5.38%, 04/15/23 (Call 09/03/19)(a)(b)	860	879,427
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	1,047	1,083,645
6.25%, 05/15/25 (Call 05/15/20)(a)	145	149,350
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 09/03/19)(b)	362	351,140
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	928	945,400

		7,285,921

Lodging — 2.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)	450	450,000
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)(b)	952	994,840
6.38%, 04/01/26 (Call 04/01/21)	944	995,920
6.88%, 05/15/23 (Call 08/16/19)	1,001	1,034,784
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/03/19)(a)(b)	722	734,714
10.75%, 09/01/24 (Call 09/03/19)(a)(b)	715	695,338
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	1,343	1,360,056
4.88%, 01/15/30 (Call 01/15/25)(a)	1,101	1,131,278
5.13%, 05/01/26 (Call 05/01/21)	1,923	1,997,728
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	225	241,313
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(b)	1,178	1,207,450
4.88%, 04/01/27 (Call 04/01/22)(b)	855	885,994
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 09/03/19)(a)	1,555	1,589,241
10.25%, 11/15/22 (Call 11/15/19)(a)(b)	560	596,400
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	960	1,029,888
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	648	664,200
5.50%, 04/15/27 (Call 01/15/27)	1,250	1,325,362
5.75%, 06/15/25 (Call 03/15/25)	1,212	1,310,111
6.00%, 03/15/23	1,602	1,738,170
6.63%, 12/15/21(b)	1,450	1,569,784
7.75%, 03/15/22	921	1,028,941
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(a)(b)	752	766,288
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(a)	225	222,750
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	250	253,211
4.25%, 03/01/22 (Call 12/01/21)	1,275	1,290,555
5.40%, 04/01/24 (Call 02/01/24)	225	236,813
5.63%, 03/01/21	110	113,850
5.75%, 04/01/27 (Call 01/01/27)	480	510,600
6.35%, 10/01/25 (Call 07/01/25)	575	629,510
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	773	804,886
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	325	327,470
5.25%, 05/15/27 (Call 02/15/27)(a)	1,069	1,095,725
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	2,367	2,482,391

		31,315,561

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.5%
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)(b)	$460	$476,100
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)	470	434,750
Cloud Crane LLC, 10.13%, 08/01/24 (Call 09/03/19)(a)(b)	767	820,690
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)	350	352,625
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)(b)	500	521,250
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	721	731,815
SPX FLOW Inc.
5.63%, 08/15/24 (Call 09/03/19)(a)	215	223,869
5.88%, 08/15/26 (Call 08/15/21)(a)(b)	255	268,388
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	587	622,220
Tennant Co., 5.63%, 05/01/25 (Call 05/01/20)	200	207,500
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)(b)	671	669,322
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	810	735,075
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)	893	841,652
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 09/03/19)(a)(c)	652	614,510

		7,519,766

Manufacturing — 0.3%
Amsted Industries Inc.
5.38%, 09/15/24 (Call 09/15/19)(a)	100	102,500
5.63%, 07/01/27 (Call 07/01/22)(a)	600	625,500
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	335	345,888
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	705	634,500
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 08/16/19)(a)(b)	1,045	1,047,560
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(a)(b)	698	659,610
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	570	587,100
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	400	398,873

		4,401,531

Media — 9.3%
Altice Financing SA
6.63%, 02/15/23 (Call 09/02/19)(a)(b)	2,381	2,455,406
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	3,090	3,236,775
Altice Finco SA
7.63%, 02/15/25 (Call 02/15/20)(a)(b)	200	194,000
8.13%, 01/15/24 (Call 09/03/19)(a)	400	413,500
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(a)(b)	2,020	1,979,681
7.75%, 05/15/22 (Call 09/03/19)(a)(b)	667	681,174
10.50%, 05/15/27 (Call 05/15/22)(a)	1,921	2,033,859
AMC Networks Inc.
4.75%, 12/15/22 (Call 09/03/19)	875	881,300
4.75%, 08/01/25 (Call 08/01/21)	1,063	1,081,602
5.00%, 04/01/24 (Call 04/01/20)	1,329	1,363,488
Block Communications Inc., 6.88%, 02/15/25 (Call 02/15/20)(a)(b)	733	765,985
Cablevision Systems Corp.
5.88%, 09/15/22	599	635,689
8.00%, 04/15/20	250	257,813
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	739	742,695
5.00%, 02/01/28 (Call 08/01/22)(a)	2,810	2,883,903
5.13%, 02/15/23 (Call 09/03/19)	1,527	1,549,905

Security	Par (000)	Value

Media (continued)
5.13%, 05/01/23 (Call 09/03/19)(a)	$1,484	$1,519,468
5.13%, 05/01/27 (Call 05/01/22)(a)	3,840	3,960,000
5.25%, 09/30/22 (Call 09/03/19)	530	535,963
5.38%, 05/01/25 (Call 05/01/20)(a)	1,111	1,147,107
5.38%, 06/01/29 (Call 06/01/24)(a)	1,375	1,424,844
5.50%, 05/01/26 (Call 05/01/21)(a)	1,798	1,878,910
5.75%, 09/01/23 (Call 09/03/19)	565	576,300
5.75%, 01/15/24 (Call 09/03/19)	475	485,094
5.75%, 02/15/26 (Call 02/15/21)(a)	3,105	3,270,993
5.88%, 04/01/24 (Call 09/03/19)(a)	2,116	2,200,640
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	1,070	1,118,150
Cengage Learning Inc., 9.50%, 06/15/24 (Call 09/03/19)(a)	766	720,040
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(a)	2,927	3,175,795
Series A, 6.50%, 11/15/22 (Call 09/03/19)(b)	650	663,130
Series B, 6.50%, 11/15/22 (Call 09/03/19)	825	842,325
CSC Holdings LLC
5.13%, 12/15/21 (Call 08/12/19)(a)	1,785	1,785,000
5.25%, 06/01/24	845	881,969
5.38%, 07/15/23 (Call 08/12/19)(a)	1,415	1,451,224
5.38%, 02/01/28 (Call 02/01/23)(a)	1,180	1,230,150
5.50%, 05/15/26 (Call 05/15/21)(a)	1,620	1,692,900
5.50%, 04/15/27 (Call 04/15/22)(a)	1,550	1,623,625
5.75%, 01/15/30 (Call 01/15/25)(a)	1,175	1,192,625
6.50%, 02/01/29 (Call 02/01/24)(a)	2,030	2,238,075
6.63%, 10/15/25 (Call 10/15/20)(a)	1,284	1,364,250
6.75%, 11/15/21	725	775,750
7.50%, 04/01/28 (Call 04/01/23)(a)	1,120	1,233,400
7.75%, 07/15/25 (Call 07/15/20)(a)	736	791,200
10.88%, 10/15/25 (Call 10/15/20)(a)	2,116	2,410,272
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	640	653,600
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	670	680,887
6.63%, 08/15/27 (Call 08/15/22)(a)	460	470,063
DISH DBS Corp.
5.00%, 03/15/23(b)	1,609	1,552,685
5.88%, 07/15/22	2,331	2,356,105
5.88%, 11/15/24(b)	2,632	2,447,813
6.75%, 06/01/21	2,175	2,264,066
7.75%, 07/01/26(b)	2,351	2,303,980
7.88%, 09/01/19	250	250,625
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)(b)	517	546,728
7.25%, 11/01/24 (Call 11/01/19)(a)	434	454,615
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/20)(a)(b)	375	375,938
GCI LLC
6.63%, 06/15/24 (Call 06/15/21)(a)	400	426,000
6.88%, 04/15/25 (Call 04/15/20)	510	536,138
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)(b)	690	708,112
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	868	900,550
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	954	1,043,437
iHeartCommunications Inc.
6.38%, 05/01/26 (Call 05/01/22)(b)	1,000	1,062,200
8.38%, 05/01/27 (Call 05/01/22)	1,675	1,762,937
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 09/03/19)(a)	843	849,322

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Liberty Interactive LLC
8.25%, 02/01/30(b)	$590	$610,856
8.50%, 07/15/29	250	256,875
McClatchy Co. (The), 9.00%, 07/15/26 (Call 07/15/22)(a)(b)	365	347,663
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 09/03/19)(a)	425	381,438
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	1,887	2,000,220
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 08/15/27 (Call 08/15/22)(a)	175	179,375
6.88%, 08/15/23 (Call 08/15/19)(a)	971	1,004,354
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/12/19)(a)	1,055	1,095,881
5.88%, 11/15/22 (Call 08/12/19)	431	441,236
6.13%, 02/15/22 (Call 08/12/19)(a)	275	279,125
Nexstar Escrow Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	1,310	1,360,762
Quebecor Media Inc., 5.75%, 01/15/23(b)	640	681,600
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)(a)(b)	415	409,813
6.88%, 02/15/23 (Call 02/15/20)(a)(b)	320	324,800
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(a)	225	198,000
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	575	580,859
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	485	487,425
5.38%, 04/01/21 (Call 08/13/19)	125	125,063
5.63%, 08/01/24 (Call 08/16/19)(a)(b)	894	919,434
5.88%, 03/15/26 (Call 03/15/21)(a)(b)	450	467,573
6.13%, 10/01/22 (Call 08/16/19)	795	808,912
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	1,271	1,283,710
4.63%, 05/15/23 (Call 09/03/19)(a)	478	485,170
4.63%, 07/15/24 (Call 07/15/21)(a)	1,745	1,796,128
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	1,698	1,748,940
5.38%, 04/15/25 (Call 04/15/20)(a)(b)	1,350	1,402,312
5.38%, 07/15/26 (Call 07/15/21)(a)	1,206	1,260,270
5.50%, 07/01/29 (Call 07/01/24)(a)	1,465	1,532,756
TEGNA Inc.
4.88%, 09/15/21 (Call 09/03/19)(a)	560	560,700
5.13%, 10/15/19 (Call 09/03/19)	250	250,475
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	434	447,563
6.38%, 10/15/23 (Call 09/03/19)	970	995,608
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a)	800	809,600
Townsquare Media Inc., 6.50%, 04/01/23 (Call 09/03/19)(a)	225	221,625
Tribune Media Co., 5.88%, 07/15/22 (Call 08/12/19)	1,035	1,052,077
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)	1,160	1,207,850
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(a)(b)	856	888,100
Univision Communications Inc.
5.13%, 05/15/23 (Call 09/03/19)(a)(b)	935	928,268
5.13%, 02/15/25 (Call 02/15/20)(a)	2,053	1,999,109
6.75%, 09/15/22 (Call 09/03/19)(a)(b)	671	683,078
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	632	644,640
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)	1,281	1,313,025
Urban One Inc., 7.38%, 04/15/22 (Call 09/03/19)(a)	550	550,000
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)	1,079	1,116,765
6.25%, 02/28/57 (Call 02/28/27)(e)	766	809,631

Security	Par (000)	Value

Media (continued)
Videotron Ltd.
5.00%, 07/15/22(b)	$1,419	$1,482,429
5.13%, 04/15/27 (Call 04/15/22)(a)	885	927,037
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	593	634,510
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(a)	575	597,828
6.00%, 10/15/24 (Call 10/15/19)(a)	628	652,335
Virgin Media Secured Finance PLC
5.25%, 01/15/26 (Call 01/15/20)(a)	1,068	1,092,030
5.50%, 08/15/26 (Call 08/15/21)(a)	1,140	1,191,300
5.50%, 05/15/29 (Call 05/15/24)(a)	1,400	1,434,300
Ziggo Bond Co. BV
5.88%, 01/15/25 (Call 01/15/20)(a)	200	204,750
6.00%, 01/15/27 (Call 01/15/22)(a)	935	948,090
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)(b)	2,400	2,457,000

		133,562,048

Metal Fabricate & Hardware — 0.2%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(a)	1,140	1,091,550
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 09/03/19)(a)	200	183,560
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)(b)	574	569,695
TriMas Corp., 4.88%, 10/15/25 (Call 10/15/20)(a)(b)	250	253,125
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 09/03/19)(a)	300	316,125

		2,414,055

Mining — 2.0%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	480	504,600
6.75%, 09/30/24 (Call 09/30/19)(a)	1,040	1,092,000
7.00%, 09/30/26 (Call 09/30/21)(a)	656	702,740
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)(b)	440	455,400
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)(b)	125	120,079
Constellium SE
5.75%, 05/15/24 (Call 09/02/19)(a)(b)	550	566,500
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	742	769,825
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	794	831,715
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)	325	334,750
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 09/02/19)(a)	455	377,650
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	1,215	1,239,932
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	658	685,142
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	927	964,080
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	2,080	2,085,346
3.88%, 03/15/23 (Call 12/15/22)	2,448	2,453,386
4.00%, 11/14/21	889	905,669
4.55%, 11/14/24 (Call 08/14/24)(b)	1,197	1,227,164
5.40%, 11/14/34 (Call 05/14/34)	868	837,620
5.45%, 03/15/43 (Call 09/15/42)	2,207	2,047,434
6.88%, 02/15/23 (Call 02/15/20)	1,222	1,286,155
Hecla Mining Co., 6.88%, 05/01/21 (Call 09/03/19)(b)	686	664,562
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 08/09/19)(a)(b)	275	282,906
7.63%, 01/15/25 (Call 01/15/20)(a)(b)	855	886,011

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	$500	$525,000
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 09/03/19)(a)	802	847,233
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)	200	210,000
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/19)(a)	483	478,774
New Gold Inc.
6.25%, 11/15/22 (Call 08/09/19)(a)	750	716,250
6.38%, 05/15/25 (Call 05/15/20)(a)(b)	161	139,265
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(a)	766	520,880
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)	1,735	1,797,894
6.25%, 08/15/24 (Call 09/03/19)(a)	1,697	1,777,641

		28,333,603

Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 09/03/19)	823	835,098
5.00%, 09/01/25 (Call 03/01/20)	774	804,960
5.50%, 12/01/24 (Call 06/01/24)	813	877,308
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	907	882,239
4.63%, 05/15/22 (Call 04/15/22)	605	579,288
4.63%, 03/15/24 (Call 12/15/23)(b)	451	405,900
4.70%, 04/01/23 (Call 03/01/23)	575	540,500
Xerox Corp.
2.75%, 09/01/20	100	99,840
2.80%, 05/15/20	100	99,364
3.50%, 08/20/20	500	501,400
3.80%, 05/15/24(b)	400	399,472
4.07%, 03/17/22	145	146,813
4.13%, 03/15/23 (Call 02/15/23)	1,264	1,267,160
4.50%, 05/15/21	1,375	1,405,690
4.80%, 03/01/35	224	193,760
6.75%, 12/15/39(b)	500	495,000

		9,533,792

Oil & Gas — 7.9%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	850	875,500
5.88%, 03/31/25 (Call 03/31/21)(a)	752	791,480
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (Call 12/15/19)(b)	180	63,000
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(b)	815	729,278
5.13%, 12/01/22 (Call 09/03/19)(b)	1,531	1,462,105
5.38%, 11/01/21 (Call 09/03/19)(b)	400	394,872
5.63%, 06/01/23 (Call 09/03/19)(b)	960	907,200
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	741	592,800
10.00%, 04/01/22 (Call 04/01/20)(a)	1,212	1,196,850
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 09/03/19)(a)	500	478,750
Baytex Energy Corp.
5.13%, 06/01/21 (Call 09/03/19)(a)	175	174,781
5.63%, 06/01/24 (Call 09/03/19)(a)(b)	632	603,560
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(a)(b)	541	516,655
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25 (Call 02/01/20)	930	860,250

Security	Par (000)	Value

Oil & Gas (continued)
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	$800	$598,000
California Resources Corp., 8.00%, 12/15/22 (Call 09/03/19)(a)(b)	2,545	1,781,500
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	685	669,601
6.38%, 07/01/26 (Call 07/01/21)	570	555,750
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 09/03/19)(b)	1,221	1,211,842
7.63%, 01/15/22 (Call 09/03/19)(b)	365	350,400
7.75%, 04/15/23 (Call 09/03/19)(b)	429	411,304
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 09/03/19)(b)	932	915,224
8.25%, 07/15/25 (Call 07/15/20)	223	223,000
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)(a)	433	400,525
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	703	685,425
Chaparral Energy Inc., 8.75%, 07/15/23
(Call 07/15/20)(a)(b)	130	74,750
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 09/03/19)	550	505,141
5.75%, 03/15/23	263	226,180
7.00%, 10/01/24 (Call 04/01/21)	1,063	869,002
7.50%, 10/01/26 (Call 10/01/21)(b)	405	317,925
8.00%, 01/15/25 (Call 01/15/20)(b)	1,631	1,394,505
8.00%, 03/15/26 (Call 03/15/22)(a)	1,109	887,200
8.00%, 06/15/27 (Call 06/15/22)(b)	1,492	1,193,600
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	260	270,725
CNX Resources Corp.
5.88%, 04/15/22 (Call 09/03/19)	1,007	959,520
7.25%, 03/14/27 (Call 03/14/22)(a)	665	570,237
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)(b)	1,008	753,480
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)	839	587,300
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	1,469	1,446,965
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 09/03/19)(b)	750	759,375
Denbury Resources Inc.
5.50%, 05/01/22 (Call 09/03/19)	119	61,285
7.75%, 02/15/24 (Call 08/15/20)(a)(b)	637	466,602
9.00%, 05/15/21 (Call 09/03/19)(a)	979	922,707
9.25%, 03/31/22 (Call 09/03/19)(a)	305	267,638
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	200	170,000
4.88%, 11/01/43 (Call 05/01/43)	921	580,230
5.70%, 10/15/39	500	339,990
7.88%, 08/15/25 (Call 05/15/25)	768	729,600
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	763	784,936
5.38%, 05/31/25 (Call 05/31/20)	1,120	1,176,000
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	712	736,920
5.75%, 01/30/28 (Call 01/30/23)(a)	652	691,120
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)(b)	100	102,366
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 02/15/20)(a)	100	106,750
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	891	870,952

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 09/03/19)	$65	$2,113
7.75%, 05/15/26 (Call 05/15/21)(a)	1,605	1,431,660
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	744	492,900
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	200	37,000
9.38%, 05/01/24 (Call 05/01/20)(a)(b)	225	47,250
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(b)	1,030	760,161
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	300	243,750
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)	500	497,375
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 09/03/19)(a)(b)	447	386,655
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	966	743,723
6.38%, 05/15/25 (Call 05/15/20)	821	628,065
6.38%, 01/15/26 (Call 01/15/21)	400	302,000
6.63%, 05/01/23 (Call 09/03/19)(b)	295	247,063
Halcon Resources Corp., 6.75%, 02/15/25 (Call 02/15/20)(b)	766	130,220
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 09/03/19)	570	530,100
8.75%, 06/15/25 (Call 06/15/20)	291	270,630
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 09/03/19)(a)	688	658,760
5.75%, 10/01/25 (Call 04/01/20)(a)	685	666,162
6.25%, 11/01/28 (Call 11/01/23)(a)	688	667,360
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)	831	700,117
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	365	374,592
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	664	630,800
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(a)(b)	637	251,615
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 09/03/19)(b)	690	638,250
6.25%, 03/15/23 (Call 09/03/19)(b)	375	336,563
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(a)	275	257,125
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)(b)	310	312,325
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	1,337	1,320,943
MEG Energy Corp.
6.38%, 01/30/23 (Call 09/03/19)(a)	925	883,375
6.50%, 01/15/25 (Call 01/15/20)(a)	1,048	1,048,000
7.00%, 03/31/24 (Call 09/03/19)(a)	1,118	1,067,444
Montage Resources Corp., 8.88%, 07/15/23 (Call 09/03/19)	688	531,480
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	764	597,830
10.50%, 05/15/27 (Call 05/15/22)(a)	682	600,160
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	718	718,000
4.20%, 12/01/22 (Call 09/01/22)	625	634,200
5.63%, 12/01/42 (Call 06/01/42)	342	306,090
5.75%, 08/15/25 (Call 08/15/20)	856	877,400
6.88%, 08/15/24 (Call 09/03/19)(b)	662	693,591
7.05%, 05/01/29	400	432,000

Security	Par (000)	Value

Oil & Gas (continued)
Nabors Industries Inc.
4.63%, 09/15/21	$455	$445,900
5.00%, 09/15/20(b)	600	604,500
5.10%, 09/15/23 (Call 06/15/23)	278	250,200
5.50%, 01/15/23 (Call 11/15/22)(b)	876	819,060
5.75%, 02/01/25 (Call 11/01/24)	1,085	949,375
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)(b)	749	754,617
Noble Holding International Ltd.
5.25%, 03/15/42	375	185,625
6.05%, 03/01/41	600	315,000
6.20%, 08/01/40	300	160,500
7.75%, 01/15/24 (Call 10/15/23)	162	125,955
7.88%, 02/01/26 (Call 02/01/21)(a)	1,148	978,670
7.95%, 04/01/25 (Call 01/01/25)(b)	743	547,962
8.95%, 04/01/45 (Call 10/01/44)	550	343,750
Northern Oil and Gas Inc. (9.50% PIK), 8.50%, 05/15/23 (Call 05/15/20)(a)(c)	928	951,457
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	675	639,495
6.88%, 03/15/22 (Call 09/03/19)	568	565,359
6.88%, 01/15/23 (Call 09/03/19)	520	511,550
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	1,081	1,052,624
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)(b)	265	264,338
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)	375	385,781
6.00%, 04/01/26 (Call 04/01/21)(a)	730	753,725
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	400	403,000
5.38%, 01/15/25 (Call 01/15/20)(a)	723	732,081
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	878	906,535
6.25%, 06/01/24 (Call 09/03/19)(a)(b)	1,055	1,093,244
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 09/03/19)	485	503,333
7.25%, 06/15/25 (Call 06/15/20)	993	1,040,167
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(b)	904	873,906
6.13%, 09/15/24 (Call 09/15/19)	265	261,688
Precision Drilling Corp.
5.25%, 11/15/24 (Call 08/16/19)	375	341,250
7.13%, 01/15/26 (Call 11/15/20)(a)(b)	625	593,750
7.75%, 12/15/23 (Call 12/15/19)(b)	225	226,125
Pride International LLC, 7.88%, 08/15/40	155	104,625
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	547	497,770
5.38%, 10/01/22 (Call 07/01/22)	640	593,600
5.63%, 03/01/26 (Call 12/01/25)	737	630,150
6.88%, 03/01/21	600	600,000
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	928	779,520
5.00%, 08/15/22 (Call 05/15/22)	1,001	920,620
5.00%, 03/15/23 (Call 12/15/22)(b)	1,027	903,760
5.88%, 07/01/22 (Call 04/01/22)	230	216,200
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)(b)	564	516,060
5.40%, 12/01/42 (Call 06/01/42)	175	100,625
5.85%, 01/15/44 (Call 07/15/43)(b)	450	265,500
7.38%, 06/15/25 (Call 03/15/25)(b)	827	624,402

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 09/03/19)(a)(b)(g)	$75	$6,000
7.38%, 11/01/21 (Call 09/03/19)(a)(b)(g)	175	14,000
13.00%, 11/30/20 (Call 09/03/19)(a)(g)	300	264,000
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 09/03/19)(g)	225	13,500
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	581	473,515
7.75%, 06/15/21 (Call 09/03/19)	120	7,200
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	1,046	996,315
6.75%, 05/01/23 (Call 09/03/19)(a)	500	510,000
6.88%, 06/30/23 (Call 09/03/19)(a)	200	204,500
SM Energy Co.
5.00%, 01/15/24 (Call 09/03/19)(b)	397	364,247
5.63%, 06/01/25 (Call 06/01/20)(b)	756	655,830
6.13%, 11/15/22 (Call 09/03/19)	350	342,125
6.63%, 01/15/27 (Call 01/15/22)	605	527,106
6.75%, 09/15/26 (Call 09/15/21)	721	648,900
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	1,122	967,725
7.50%, 04/01/26 (Call 04/01/21)	725	634,375
7.75%, 10/01/27 (Call 10/01/22)(b)	625	546,875
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	746	649,020
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	1,337	1,359,996
5.50%, 02/15/26 (Call 02/15/21)	1,134	1,176,525
5.88%, 03/15/28 (Call 03/15/23)	185	191,475
6.00%, 04/15/27 (Call 04/15/22)	832	876,720
Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, 06/01/22 (Call 06/01/20)(a)(b)	100	65,000
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/03/19)(a)	300	303,750
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	781	796,141
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(b)	100	98,000
6.80%, 03/15/38(b)	1,144	829,400
7.25%, 11/01/25 (Call 11/01/21)(a)	948	891,120
7.50%, 01/15/26 (Call 01/15/21)(a)	1,280	1,212,800
7.50%, 04/15/31(b)	550	453,750
8.38%, 12/15/21	315	328,388
9.00%, 07/15/23 (Call 07/15/20)(a)	1,282	1,348,933
9.35%, 12/15/41(b)	325	289,250
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	903	930,523
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	715	763,277
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	230	230,575
Unit Corp., 6.63%, 05/15/21 (Call 09/03/19)(b)	862	769,874
Valaris PLC
5.75%, 10/01/44 (Call 04/01/44)	1,091	621,870
7.75%, 02/01/26 (Call 11/01/25)	1,423	1,038,790
8.00%, 01/31/24	175	147,875
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(a)	375	390,000
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/20)(a)	250	242,188
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(a)	661	389,990
9.75%, 04/15/23 (Call 10/15/20)(a)	405	245,025
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	796	762,170

Security	Par (000)	Value

Oil & Gas (continued)
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	$1,279	$1,280,599
6.25%, 04/01/23 (Call 01/01/23)(b)	428	418,413
6.63%, 01/15/26 (Call 10/15/25)(b)	1,239	1,167,757
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	730	733,650
5.75%, 06/01/26 (Call 06/01/21)	800	822,000
6.00%, 01/15/22 (Call 10/15/21)	493	510,871
8.25%, 08/01/23 (Call 06/01/23)	638	717,750

		113,790,532

Oil & Gas Services — 0.9%
Apergy Corp., 6.38%, 05/01/26 (Call 05/01/21)	415	423,300
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 10/01/22 (Call 09/03/19)	397	402,459
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	675	710,437
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(a)	75	57,750
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(a)(b)	809	546,075
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/20)(a)	200	213,100
CSI Compressco LP/CSI Compressco Finance Inc.
7.25%, 08/15/22 (Call 09/03/19)(b)	603	542,700
7.50%, 04/01/25 (Call 04/01/21)(a)	250	248,750
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/20)	400	406,000
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 09/03/19)(b)	500	446,250
FTS International Inc., 6.25%, 05/01/22 (Call 09/03/19)(b)	564	501,960
Hi-Crush Inc., 9.50%, 08/01/26 (Call 08/01/21)(a)(b)	568	362,100
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 09/03/19)(a)	453	313,703
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	200	136,000
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	836	578,930
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)(b)	333	325,508
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)(b)	1,544	1,271,870
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	475	464,312
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	771	741,609
6.00%, 02/01/28 (Call 11/01/27)	325	318,500
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 09/03/19)	125	48,750
SESI LLC
7.13%, 12/15/21 (Call 09/03/19)	551	403,608
7.75%, 09/15/24 (Call 09/15/20)	872	523,200
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	256	273,013
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	652	678,600
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	892	927,769
6.88%, 09/01/27 (Call 09/01/22)(a)	974	1,012,872
Welltec A/S, 9.50%, 12/01/22 (Call 12/01/19)(a)	200	194,000

		13,073,125

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 3.0%
ARD Finance SA (7.88% PIK), 7.13%, 09/15/23 (Call 09/15/19)(b)(c)	$1,005	$1,035,150
ARD Securities Finance SARL (8.75% PIK), 8.75%, 01/31/23 (Call 09/15/19)(a)(c)	218	225,381
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	515	515,644
4.25%, 09/15/22 (Call 08/12/19)(a)	915	929,182
4.63%, 05/15/23 (Call 09/03/19)(a)(b)	1,488	1,525,200
5.25%, 08/15/27 (Call 08/15/22)(a)	215	215,269
6.00%, 02/15/25 (Call 02/15/20)(a)	1,968	2,031,960
7.25%, 05/15/24 (Call 08/14/19)(a)	2,010	2,121,595
Ball Corp.
4.00%, 11/15/23(b)	700	726,250
4.38%, 12/15/20	1,380	1,405,875
4.88%, 03/15/26 (Call 12/15/25)(b)	1,022	1,083,831
5.00%, 03/15/22	1,465	1,534,294
5.25%, 07/01/25	1,219	1,327,186
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	632	633,580
4.88%, 07/15/26 (Call 07/15/22)(a)	1,355	1,409,200
5.13%, 07/15/23 (Call 09/03/19)(b)	810	827,213
5.50%, 05/15/22 (Call 09/03/19)	791	799,899
5.63%, 07/15/27 (Call 07/15/22)(a)	835	877,794
6.00%, 10/15/22 (Call 09/03/19)	278	283,213
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	1,887	1,948,327
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	570	578,664
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	1,491	1,532,748
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)	732	649,650
7.88%, 07/15/26 (Call 07/15/21)(a)	593	536,665
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)(b)	250	256,250
4.75%, 04/15/21 (Call 01/15/21)	200	204,000
4.75%, 07/15/27 (Call 04/15/27)(a)	400	417,000
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	624	650,520
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)(b)	125	129,375
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	700	714,000
10.50%, 07/15/27 (Call 07/15/22)(a)	665	669,988
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)	1,895	1,892,063
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	1,618	1,533,055
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(b)	105	105,525
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	583	600,490
5.38%, 01/15/25(a)	100	104,000
5.88%, 08/15/23(a)	1,246	1,341,007
6.38%, 08/15/25(a)(b)	200	218,313
Pactiv LLC, 7.95%, 12/15/25(b)	200	218,000
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)(b)	647	580,877

Security	Par (000)	Value

Packaging & Containers (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 09/03/19)(a)	$2,565	$2,609,887
5.75%, 10/15/20 (Call 09/03/19)	872	875,363
7.00%, 07/15/24 (Call 09/03/19)(a)	1,163	1,203,705
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	515	543,845
5.13%, 12/01/24 (Call 09/01/24)(a)	742	790,230
5.25%, 04/01/23 (Call 01/01/23)(a)	655	697,575
5.50%, 09/15/25 (Call 06/15/25)(a)	380	411,350
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	500	518,750
6.88%, 07/15/33(a)(b)	525	582,750
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/20)(b)	170	172,550
Trident Merger Sub Inc., 6.63%, 11/01/25 (Call 11/01/20)(a)	230	201,825
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	400	393,500
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	265	273,281
8.50%, 08/15/27 (Call 08/15/22)(a)	200	211,058

		43,873,902

Pharmaceuticals — 2.3%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	2,370	2,610,199
9.25%, 04/01/26 (Call 04/01/22)(a)	1,912	2,141,440
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 09/03/19)(a)	525	527,956
5.50%, 11/01/25 (Call 11/01/20)(a)	2,068	2,150,720
5.75%, 08/15/27 (Call 08/15/22)(a)	782	823,055
5.88%, 05/15/23 (Call 09/03/19)(a)	2,041	2,055,695
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	3,794	3,903,077
6.50%, 03/15/22 (Call 09/03/19)(a)	895	927,891
7.00%, 03/15/24 (Call 03/15/20)(a)	2,392	2,523,560
7.00%, 01/15/28 (Call 01/15/23)(a)	655	678,744
7.25%, 05/30/29 (Call 05/30/24)(a)	900	935,442
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	1,795	2,011,100
Elanco Animal Health Inc.
3.91%, 08/27/21	608	620,920
4.27%, 08/28/23 (Call 07/28/23)	728	765,726
4.90%, 08/28/28 (Call 05/28/28)	813	900,615
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 09/02/19)(a)	1,668	1,059,180
6.00%, 02/01/25 (Call 02/01/20)(a)	1,436	861,600
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	552	547,860
Horizon Pharma USA Inc.
5.50%, 08/01/27 (Call 08/01/22)(a)	1,000	1,026,120
6.63%, 05/01/23 (Call 08/09/19)	95	98,173
8.75%, 11/01/24 (Call 08/09/19)(a)	450	485,820
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	519	320,483
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	790	456,225
5.63%, 10/15/23 (Call 09/02/19)(a)(b)	880	556,336
5.75%, 08/01/22 (Call 09/03/19)(a)(b)	1,314	988,391
NVA Holdings Inc./United States, 6.88%, 04/01/26 (Call 04/01/21)(a)(b)	770	823,900
Owens & Minor Inc.
3.88%, 09/15/21	600	529,500
4.38%, 12/15/24 (Call 09/15/24)(b)	221	164,645

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	$2,000	$1,815,000
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)(b)	335	355,938

		33,665,311

Pipelines — 4.0%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 09/03/19)(a)	225	218,250
Andeavor Logistics LP, Series A, 6.88%, (Call 02/15/23)(b)(d)(e)	725	725,000
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	781	751,712
5.75%, 03/01/27 (Call 03/01/22)(a)	850	796,892
5.75%, 01/15/28 (Call 01/15/23)(a)	670	625,612
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 09/03/19)(a)	1,144	1,149,720
6.63%, 07/15/26 (Call 07/15/21)(a)	325	324,594
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(b)(e)	494	382,850
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	1,615	1,758,170
5.88%, 03/31/25 (Call 10/02/24)	1,710	1,881,171
7.00%, 06/30/24 (Call 01/01/24)	1,809	2,057,774
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)	1,933	2,003,110
5.63%, 10/01/26 (Call 10/01/21)	1,315	1,390,612
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)(b)	531	505,778
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	795	787,129
5.75%, 04/01/25 (Call 04/01/20)	618	627,270
6.25%, 04/01/23 (Call 08/16/19)	874	889,339
DCP Midstream LP, Series A, 7.38%, (Call 12/15/22)(b)(d)(e)	525	516,841
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	750	760,312
4.75%, 09/30/21 (Call 06/30/21)(a)	300	307,785
4.95%, 04/01/22 (Call 01/01/22)(b)	400	415,500
5.13%, 05/15/29 (Call 02/15/29)	710	731,300
5.35%, 03/15/20(a)	400	406,040
5.38%, 07/15/25 (Call 04/15/25)	1,103	1,170,581
5.60%, 04/01/44 (Call 10/01/43)	677	629,610
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	679	638,260
6.45%, 11/03/36(a)(b)	125	132,500
6.75%, 09/15/37(a)	652	695,195
8.13%, 08/16/30	200	252,000
Energy Transfer Operating LP
5.50%, 06/01/27 (Call 03/01/27)	575	644,233
5.88%, 01/15/24 (Call 10/15/23)	350	388,719
7.50%, 10/15/20	325	343,233
Series A, 6.25%, (Call 02/15/23)(d)(e)	935	873,720
Series B, 6.63%, (Call 02/15/28)(d)(e)	462	438,900
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)(b)	656	676,303
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	986	971,210
4.40%, 04/01/24 (Call 01/01/24)	525	533,689
4.85%, 07/15/26 (Call 04/15/26)	709	719,635
5.05%, 04/01/45 (Call 10/01/44)	612	514,080
5.45%, 06/01/47 (Call 12/01/46)	550	468,875

Security	Par (000)	Value

Pipelines (continued)
5.60%, 04/01/44 (Call 10/01/43)	$417	$360,705
Series C, 6.00%, (Call 12/15/22)(d)(e)	460	358,800
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 09/03/19)	185	181,763
6.00%, 05/15/23 (Call 09/03/19)	350	351,750
6.25%, 05/15/26 (Call 02/15/21)(b)	514	506,932
6.50%, 10/01/25 (Call 10/01/20)(b)	812	805,910
6.75%, 08/01/22 (Call 09/03/19)	1,274	1,296,142
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 09/03/19)	320	328,000
7.00%, 08/01/27 (Call 08/01/22)(a)	185	185,463
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26 (Call 02/15/21)(a)(b)	1,095	1,138,458
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 08/16/19)(a)(b)	604	629,670
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 09/03/19)	175	171,955
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	400	395,000
7.50%, 11/01/23 (Call 11/01/19)	891	919,957
7.50%, 04/15/26 (Call 04/15/22)(a)	586	607,975
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)	540	560,763
4.88%, 08/15/27 (Call 02/15/27)(a)	889	953,452
7.77%, 12/15/37(a)	573	752,779
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	307	312,373
4.80%, 09/01/20	165	167,269
5.63%, 04/28/27 (Call 01/28/27)	829	855,661
6.00%, 06/01/26 (Call 03/01/26)	325	342,875
6.75%, 02/01/21(b)	350	365,750
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 09/03/19)	893	915,325
Plains All American Pipeline LP, Series B, 6.13%, (Call 11/15/22)(d)(e)	800	771,568
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)	279	267,840
7.25%, 03/15/26 (Call 03/15/21)	350	339,500
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 08/16/19)(b)	565	555,819
5.63%, 11/15/23 (Call 08/16/19)	563	541,887
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 09/03/19)	150	144,000
5.75%, 04/15/25 (Call 04/15/20)(b)	869	747,340
Summit Midstream Partners LP, Series A, 9.50%, (Call 12/15/22)(d)(e)	200	149,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	780	788,791
5.50%, 09/15/24 (Call 09/15/19)(a)	927	938,587
5.50%, 01/15/28 (Call 01/15/23)(a)	900	892,980
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 09/03/19)	503	503,478
5.00%, 01/15/28 (Call 01/15/23)	905	917,444
5.13%, 02/01/25 (Call 02/01/20)(b)	742	764,260
5.25%, 05/01/23 (Call 09/03/19)	392	396,410
5.38%, 02/01/27 (Call 02/01/22)	727	756,080

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.88%, 04/15/26 (Call 04/15/21)	$1,338	$1,412,861
6.50%, 07/15/27 (Call 07/15/22)(a)	803	874,282
6.75%, 03/15/24 (Call 09/15/19)	854	883,890
6.88%, 01/15/29 (Call 01/15/24)(a)	940	1,036,538
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)(b)	325	312,813

		57,564,099

Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	812	812,016
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	354	377,010
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	855	874,238
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	1,369	1,403,225
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(a)	135	127,575
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 09/03/19)	1,313	1,340,599
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	667	716,204
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	680	571,200
5.25%, 12/01/21 (Call 09/03/19)(a)(b)	750	721,875
9.38%, 04/01/27 (Call 04/01/22)(a)(b)	650	562,250
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	847	823,301

		8,329,493

Real Estate Investment Trusts — 2.9%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	1,311	1,360,700
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(b)	669	488,370
5.95%, 12/15/26 (Call 09/15/26)(b)	975	689,618
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	307	291,880
4.75%, 10/15/27 (Call 07/15/27)	346	300,155
5.00%, 10/15/22 (Call 07/15/22)	465	455,700
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	1,291	1,327,213
5.38%, 03/15/27 (Call 03/15/22)(b)	465	492,900
Equinix Inc.
5.38%, 01/01/22 (Call 09/03/19)	1,096	1,120,134
5.38%, 04/01/23 (Call 09/03/19)	1,300	1,326,000
5.38%, 05/15/27 (Call 05/15/22)	1,566	1,681,023
5.75%, 01/01/25 (Call 01/01/20)	758	783,605
5.88%, 01/15/26 (Call 01/15/21)	1,488	1,580,554
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	1,791	1,842,491
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)(b)	380	398,050
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 09/03/19)	408	363,120
5.88%, 01/15/22 (Call 09/03/19)	263	250,508
5.88%, 10/15/24 (Call 10/15/19)(b)	293	244,655
6.00%, 04/15/26 (Call 04/15/21)	450	369,000
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	410	431,013
Iron Mountain Inc.
4.38%, 06/01/21 (Call 08/12/19)(a)(b)	710	714,459
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	1,308	1,298,190
5.25%, 03/15/28 (Call 12/27/22)(a)	1,042	1,049,815
5.75%, 08/15/24 (Call 08/12/19)(b)	1,400	1,410,080
6.00%, 08/15/23 (Call 08/12/19)	540	550,471

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/21)(a)(b)	$200	$202,000
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	200	202,000
5.25%, 09/15/22 (Call 09/15/19)	665	675,753
6.00%, 04/01/22 (Call 09/03/19)	527	540,175
6.50%, 07/01/21 (Call 09/03/19)(b)	315	319,725
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	200	187,969
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	679	696,993
4.50%, 01/15/28 (Call 10/15/27)	325	324,594
5.63%, 05/01/24 (Call 02/01/24)	1,381	1,474,217
5.75%, 02/01/27 (Call 11/01/26)(a)	950	1,025,059
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	731	740,357
5.00%, 10/15/27 (Call 10/15/22)	1,802	1,865,070
5.25%, 08/01/26 (Call 08/01/21)	619	643,760
5.50%, 05/01/24 (Call 09/03/19)(b)	310	318,525
6.38%, 03/01/24 (Call 09/03/19)	730	766,500
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 09/03/19)	870	889,575
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)(b)	1,068	1,082,685
4.88%, 07/15/22 (Call 09/03/19)	1,034	1,044,361
4.88%, 09/01/24 (Call 09/03/19)	1,422	1,462,698
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)(b)	350	357,819
4.75%, 02/15/28 (Call 08/15/27)(b)	500	490,838
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	140	140,770
4.75%, 03/15/25 (Call 09/15/24)(b)	750	761,100
5.00%, 12/15/21 (Call 09/15/21)	905	934,412
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	583	501,380
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 09/03/19)(a)	574	547,453
8.25%, 10/15/23 (Call 09/03/19)	1,163	1,049,607
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)(b)	492	537,977
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(b)	932	871,420

		41,474,496

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	2,013	2,057,326
4.63%, 01/15/22 (Call 09/03/19)(a)	1,550	1,551,550
5.00%, 10/15/25 (Call 10/15/20)(a)	3,421	3,489,420
Asbury Automotive Group Inc., 6.00%, 12/15/24 (Call 12/15/19)(b)	1,117	1,158,887
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)(a)(b)	1,638	1,621,620
6.38%, 10/01/23 (Call 09/03/19)(b)	100	103,250
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	300	279,218
4.92%, 08/01/34 (Call 02/01/34)(b)	325	234,681
5.17%, 08/01/44 (Call 02/01/44)(b)	950	650,845
Brinker International Inc.
3.88%, 05/15/23	295	293,525
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	230	234,600

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	$755	$758,397
Cumberland Farms Inc., 6.75%, 05/01/25 (Call 05/01/20)(a)	50	53,000
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 09/03/19)(a)(b)	225	227,925
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	955	958,581
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 09/03/19)(b)	455	400,400
6.75%, 01/15/22 (Call 09/03/19)	210	182,700
6.75%, 06/15/23 (Call 08/16/19)(b)	430	371,950
GameStop Corp., 6.75%, 03/15/21 (Call 09/03/19)(a)(b)	650	645,125
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	1,741	1,792,151
8.75%, 10/01/25 (Call 10/01/20)(a)	827	866,282
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 09/03/19)	816	825,319
5.25%, 12/15/23 (Call 09/03/19)(a)(b)	525	536,156
Guitar Center Inc., 9.50%, 10/15/21 (Call 09/03/19)(a)	855	815,456
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(a)(b)	490	487,550
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 09/03/19)(a)	826	689,194
6.38%, 10/15/36(b)	125	28,750
7.40%, 04/01/37(b)	50	12,000
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	335	166,663
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	1,168	1,195,740
5.00%, 06/01/24 (Call 09/03/19)(a)	1,433	1,479,572
5.25%, 06/01/26 (Call 06/01/21)(a)	1,729	1,795,048
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)	584	608,820
L Brands Inc.
5.25%, 02/01/28(b)	858	794,722
5.63%, 02/15/22(b)	1,200	1,258,416
5.63%, 10/15/23	338	350,675
6.63%, 04/01/21	370	390,350
6.69%, 01/15/27	248	246,140
6.75%, 07/01/36(b)	650	570,375
6.88%, 11/01/35(b)	1,380	1,228,200
6.95%, 03/01/33(b)	325	268,125
7.50%, 06/15/29 (Call 06/15/24)	600	602,460
7.60%, 07/15/37	310	267,375
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/20)(a)(b)	200	206,500
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(a)	570	551,475
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)(b)	486	507,870
6.00%, 08/15/23 (Call 09/03/19)	391	398,820
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 09/03/19)(a)(b)	664	282,200
8.75%, 10/25/24 (Call 09/03/19)(a)	108	46,879
Party City Holdings Inc.
6.13%, 08/15/23 (Call 09/03/19)(a)(b)	246	246,615
6.63%, 08/01/26 (Call 08/01/21)(a)(b)	687	661,238
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	319	327,773
5.50%, 05/15/26 (Call 05/15/21)(b)	732	757,620
5.75%, 10/01/22 (Call 09/03/19)(b)	785	793,454

Security	Par (000)	Value

Retail (continued)
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	$1,227	$1,213,012
7.13%, 03/15/23 (Call 09/03/19)(a)	2,250	2,098,125
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	828	794,880
QVC Inc.
4.38%, 03/15/23	1,100	1,128,913
4.45%, 02/15/25 (Call 11/15/24)	685	696,910
4.85%, 04/01/24	425	438,353
5.13%, 07/02/22	725	757,413
5.45%, 08/15/34 (Call 02/15/34)	438	430,341
5.95%, 03/15/43	440	426,527
Rite Aid Corp.
6.13%, 04/01/23 (Call 09/03/19)(a)(b)	2,164	1,825,875
7.70%, 02/15/27	225	142,875
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	923	916,077
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)(b)	539	466,235
Sonic Automotive Inc.
5.00%, 05/15/23 (Call 09/03/19)	545	547,044
6.13%, 03/15/27 (Call 03/15/22)(b)	330	329,175
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)	285	282,863
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	2,403	2,457,067
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	1,210	1,252,350
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 09/03/19)	682	695,640
5.75%, 03/01/25 (Call 03/01/20)(b)	450	455,625
5.88%, 03/01/27 (Call 03/01/22)(b)	250	252,500
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	340	358,700
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	325	327,438
3.88%, 11/01/20 (Call 08/01/20)	325	327,438
3.88%, 11/01/23 (Call 08/01/23)	389	395,808
6.88%, 11/15/37	400	433,000

		56,779,167

Semiconductors — 0.3%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 08/16/19)(b)	100	104,250
7.50%, 08/15/22	410	463,813
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	733	764,607
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(a)(b)	823	834,645
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)	1,077	1,134,404
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	784	830,060

		4,131,779

Software — 2.9%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	380	395,200
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/01/20)(a)	494	511,908
Blackboard Inc., 9.75%, 10/15/21 (Call 09/03/19)(a)(b)	150	146,063
Camelot Finance SA, 7.88%, 10/15/24 (Call 10/15/19)(a)	940	979,950
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	906	936,668
5.00%, 10/15/24 (Call 07/15/24)	671	711,247
5.25%, 05/15/29 (Call 05/15/24)(a)	490	508,375
5.88%, 06/15/26 (Call 06/15/21)	622	661,652

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	$1,318	$1,320,900
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	937	998,795
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	925	994,375
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	210	221,287
First Data Corp.
5.00%, 01/15/24 (Call 08/03/19)(a)(b)	2,249	2,304,100
5.38%, 08/15/23 (Call 08/03/19)(a)	1,477	1,516,436
5.75%, 01/15/24 (Call 08/03/19)(a)	1,850	1,903,280
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/19)(a)(b)	1,195	1,304,044
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)	350	351,312
Infor U.S. Inc., 6.50%, 05/15/22 (Call 08/16/19)	1,910	1,943,425
Informatica LLC, 7.13%, 07/15/23 (Call 08/16/19)(a)	873	889,369
IQVIA Inc.
4.88%, 05/15/23 (Call 08/28/19)(a)(b)	1,134	1,159,798
5.00%, 10/15/26 (Call 10/15/21)(a)	1,383	1,445,235
5.00%, 05/15/27 (Call 05/15/22)(a)	1,350	1,407,213
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	867	915,118
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	763	793,520
5.25%, 11/15/24 (Call 11/15/19)(a)	1,179	1,214,016
5.38%, 05/15/27 (Call 05/15/22)(a)	602	639,071
5.75%, 08/15/25 (Call 08/15/20)(a)	1,093	1,139,125
Nuance Communications Inc.
5.63%, 12/15/26 (Call 12/15/21)	771	813,405
6.00%, 07/01/24 (Call 09/03/19)	358	371,425
Open Text Corp.
5.63%, 01/15/23 (Call 09/03/19)(a)	1,113	1,137,709
5.88%, 06/01/26 (Call 06/01/21)(a)	1,168	1,246,501
PTC Inc., 6.00%, 05/15/24 (Call 09/03/19)(b)	727	760,624
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	1,396	1,277,340
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 09/03/19)(a)	480	286,800
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/19)(a)	50	52,000
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 09/03/19)(a)	2,579	2,761,980
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 09/03/19)(a)	493	509,639
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	2,452	2,550,080
TIBCO Software Inc., 11.38%, 12/01/21 (Call 09/03/19)(a)	1,713	1,809,356
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 08/12/19)(a)(b)	313	301,654
10.50%, 02/01/24 (Call 08/12/19)(a)(b)	1,140	1,003,200

		42,193,195

Storage & Warehousing — 0.0%
Algeco Global Finance 2 PLC, 10.00%, 08/15/23 (Call 02/15/20)(a)	200	202,000
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 09/03/19)(a)(b)	200	200,632

		402,632

Security	Par (000)	Value

Telecommunications — 9.6%
Altice France SA/France
6.25%, 05/15/24 (Call 09/12/19)(a)(b)	$1,026	$1,059,345
7.38%, 05/01/26 (Call 05/01/21)(a)	5,850	6,233,906
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	2,010	2,188,387
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)	1,240	1,297,412
7.50%, 10/15/26 (Call 10/15/21)(a)	580	619,150
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	668	676,684
Series G, 6.88%, 01/15/28	800	806,000
Series P, 7.60%, 09/15/39	400	373,000
Series S, 6.45%, 06/15/21	1,565	1,641,372
Series T, 5.80%, 03/15/22	1,664	1,730,560
Series U, 7.65%, 03/15/42	550	512,875
Series V, 5.63%, 04/01/20	250	253,279
Series W, 6.75%, 12/01/23(b)	1,037	1,119,079
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	1,627	1,781,061
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)(a)(b)	829	708,795
8.00%, 10/15/25 (Call 10/15/20)(a)(b)	391	325,508
CommScope Inc.
5.00%, 06/15/21 (Call 08/12/19)(a)	881	881,000
5.50%, 03/01/24 (Call 03/01/21)(a)	1,325	1,341,562
5.50%, 06/15/24 (Call 08/12/19)(a)	797	735,233
6.00%, 03/01/26 (Call 03/01/22)(a)	1,722	1,740,856
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	1,175	1,157,375
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	890	750,662
6.00%, 06/15/25 (Call 06/15/20)(a)	1,885	1,715,350
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 09/03/19)(b)	727	659,111
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)(b)	400	432,980
Embarq Corp., 8.00%, 06/01/36	1,815	1,765,087
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(b)	1,219	673,498
7.13%, 01/15/23	700	413,000
7.63%, 04/15/24	650	358,345
7.88%, 01/15/27	380	203,300
8.00%, 04/01/27 (Call 04/01/22)(a)	2,452	2,562,340
8.50%, 04/01/26 (Call 04/01/21)(a)	2,270	2,218,244
8.75%, 04/15/22	350	211,750
9.00%, 08/15/31	1,025	556,063
10.50%, 09/15/22 (Call 06/15/22)	2,665	1,665,625
11.00%, 09/15/25 (Call 06/15/25)	4,325	2,513,906
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	1,080	1,115,132
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/19)(a)(b)	790	614,225
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	571	496,770
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	984	1,042,548
6.63%, 08/01/26(b)	908	979,242
7.63%, 06/15/21	750	805,215
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 09/03/19)(a)	1,461	1,472,717
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	600	628,500
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	1,712	1,536,006

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 09/03/19)	$1,840	$1,695,100
8.00%, 02/15/24 (Call 09/02/19)(a)	1,726	1,793,055
8.50%, 10/15/24 (Call 10/15/20)(a)	3,727	3,718,055
9.50%, 09/30/22(a)(b)	431	503,193
9.75%, 07/15/25 (Call 07/15/21)(a)	2,197	2,271,149
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 09/02/19)(b)	1,341	1,282,331
8.13%, 06/01/23 (Call 09/16/19)(b)	1,133	914,558
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(a)	685	743,225
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	550	586,828
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 09/03/19)	873	877,382
5.25%, 03/15/26 (Call 03/15/21)	969	1,008,971
5.38%, 08/15/22 (Call 09/03/19)	1,332	1,338,660
5.38%, 01/15/24 (Call 09/03/19)	1,506	1,526,512
5.38%, 05/01/25 (Call 05/01/20)(b)	981	1,012,882
5.63%, 02/01/23 (Call 09/03/19)	1,091	1,105,183
6.13%, 01/15/21 (Call 09/03/19)	150	150,000
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 09/03/19)(b)	924	930,930
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	600	613,313
6.00%, 03/15/25 (Call 03/15/20)(a)	500	518,750
6.25%, 03/25/29 (Call 03/25/24)(a)	700	754,600
6.63%, 10/15/26 (Call 10/15/21)(a)	500	545,313
Nokia OYJ
3.38%, 06/12/22	993	1,008,709
4.38%, 06/12/27	714	737,205
6.63%, 05/15/39(b)	475	532,000
Plantronics Inc., 5.50%, 05/31/23 (Call 09/03/19)(a)(b)	802	816,035
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	425	427,125
Qwest Corp.
6.75%, 12/01/21	979	1,051,103
6.88%, 09/15/33 (Call 09/03/19)(b)	1,015	1,010,692
7.25%, 09/15/25	250	279,905
Sable International Finance Ltd.
5.75%, 09/07/27 (Call 09/07/22)(a)	300	307,875
6.88%, 08/01/22 (Call 08/10/19)(a)	200	206,500
Sprint Capital Corp.
6.88%, 11/15/28	2,942	3,236,200
8.75%, 03/15/32	2,400	2,979,000
Sprint Communications Inc.
6.00%, 11/15/22	2,380	2,528,750
7.00%, 08/15/20(b)	1,550	1,607,675
11.50%, 11/15/21	1,200	1,404,000
Sprint Corp.
7.13%, 06/15/24	2,847	3,117,465
7.25%, 09/15/21	2,450	2,630,687
7.63%, 02/15/25 (Call 11/15/24)	1,948	2,157,468
7.63%, 03/01/26 (Call 11/01/25)(b)	1,858	2,076,371
7.88%, 09/15/23(b)	5,101	5,687,615
Telecom Italia Capital SA
6.00%, 09/30/34(b)	1,025	1,040,375
6.38%, 11/15/33(b)	1,408	1,478,682
7.20%, 07/18/36(b)	1,255	1,399,325
7.72%, 06/04/38(b)	1,050	1,212,750
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	2,148	2,268,825
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	900	927,225

Security	Par (000)	Value

Telecommunications (continued)
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (Call 11/15/19)(a)	$763	$824,040
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)(b)	488	496,540
4.50%, 02/01/26 (Call 02/01/21)	1,274	1,297,887
4.75%, 02/01/28 (Call 02/01/23)(b)	1,870	1,921,425
5.13%, 04/15/25 (Call 04/15/20)	711	735,885
5.38%, 04/15/27 (Call 04/15/22)	571	606,688
6.00%, 03/01/23 (Call 08/12/19)	1,640	1,668,356
6.00%, 04/15/24 (Call 08/12/19)	1,332	1,390,288
6.38%, 03/01/25 (Call 09/01/19)	1,743	1,806,184
6.50%, 01/15/24 (Call 08/12/19)	175	181,344
6.50%, 01/15/26 (Call 01/15/21)	2,520	2,683,044
U.S. Cellular Corp., 6.70%, 12/15/33(b)	683	722,477
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	946	941,270
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	720	754,875
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	1,370	1,154,225
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(a)	2,260	2,237,965
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 09/03/19)(a)(c)	517	527,562

		138,541,662

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(a)(b)	750	705,469

Toys, Games & Hobbies — 0.2%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	325	318,906
3.15%, 03/15/23 (Call 12/15/22)(b)	100	96,250
4.35%, 10/01/20(b)	125	126,875
5.45%, 11/01/41 (Call 05/01/41)	325	269,750
6.20%, 10/01/40	175	154,875
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	2,169	2,280,205

		3,246,861

Transportation — 0.5%
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/19)(a)(b)	400	406,000
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 09/03/19)(b)	150	78,000
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 09/03/19)(a)(b)	450	406,125
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 09/03/19)(a)(b)	825	655,875
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 09/02/19)(a)(b)	550	371,250
11.25%, 08/15/22 (Call 09/02/19)(a)	25	18,750
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)	175	180,250
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)	910	905,468
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 09/03/19)(a)(b)	235	239,700
XPO CNW Inc., 6.70%, 05/01/34	310	303,025
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/03/19)(a)(b)	795	818,850
6.50%, 06/15/22 (Call 09/03/19)(a)	1,465	1,488,264
6.75%, 08/15/24 (Call 08/15/21)(a)	1,287	1,371,878

		7,243,435

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(e)	$554	$587,240
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 10/15/20)	200	205,060
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	510	528,487
6.75%, 03/15/22 (Call 03/15/20)(a)	865	899,600

		2,220,387

Total Corporate Bonds & Notes — 98.6% (Cost: $1,406,980,900)		1,421,288,506

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(h)	4	154,431

Total Common Stocks — 0.0% (Cost $198,308)		154,431

Preferred Stocks

Internet & Direct Marketing Retail — 0.0%
MYT Holding Co., 10.00%, 06/07/29(a)	157	148,673

Total Preferred Stocks — 0.0% (Cost $147,100)		148,673

Short-Term Investments

Money Market Funds — 22.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(i)(j)(k)	315,815	315,973,179
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(i)(j)	7,204	7,204,000

		323,177,179

Total Short-Term Investments — 22.4% (Cost: $323,123,581)		323,177,179

Total Investments in Securities — 121.0% (Cost: $1,730,575,431)		1,744,876,366

Other Assets, Less Liabilities — (21.0)%		(303,353,699)

Net Assets — 100.0%		$1,441,522,667

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	51,291	264,524	315,815	$315,973,179	$621,518	(a)	$(1,690)	$48,016
BlackRock Cash Funds: Treasury, SL Agency Shares	4,392	2,812	7,204	7,204,000	155,654		—	—

				$323,177,179	$777,172		$(1,690)	$48,016

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$107,577	$—	$107,577
Corporate Bonds & Notes	—	1,421,288,506	—	1,421,288,506
Common Stocks	—	—	154,431	154,431
Preferred Stocks	148,673	—	—	148,673
Money Market Funds	323,177,179	—	—	323,177,179

	$323,325,852	$1,421,396,083	$154,431	$1,744,876,366

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind